BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 17.0%
ACRES Commercial Realty Ltd., Series
2021-FL2, Class A, (LIBOR USD 1 Month +
1.40%), 1.49%, 01/15/37
(a)(b)
......... USD 5,780 $ 5,782,567
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)
.................... 5,500 5,513,875
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.20%, 04/20/33
(a)(b)
............... 1,250 1,250,304
AIG CLO Ltd., Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.25%,
04/20/32
(a)(b)
.................... 1,400 1,399,496
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.18%, 04/20/34 ... 8,000 7,969,585
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 01/15/32 ... 3,500 3,500,248
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 6,087 6,091,394
Series 2021-C, Class A, 2.12%, 01/25/61 2,523 2,499,279
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)
.................... 5,092 5,087,859
American Express Credit Account Master Trust,
Series 2021-1, Class A, 0.90%, 11/15/26 . 75,230 74,619,275
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,875,976
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.17%, 07/24/29
(a)(b)
............... 8,750 8,743,184
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 1.38%, 01/19/35
(a)(b)
......... 1,750 1,750,000
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)
......... 26,000 25,987,400
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.23%, 01/28/31
(a)(b)
............... 14,523 14,520,034
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
1.22%, 04/15/34
(a)(b)
............... 27,170 27,023,836
Apidos CLO XXXVII, Series 2021-37A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.26%,
10/22/34
(a)(b)
.................... 9,650 9,637,950
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 3,266 3,236,985
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.10%), 1.21%, 05/15/36 ... 14,460 14,431,948
Series 2021-FL4, Class A, (LIBOR USD 1
Month + 1.35%), 1.44%, 11/15/36 ... 12,750 12,760,019
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.29%,
10/25/34
(a)(b)
.................... 4,400 4,400,001
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................ 1,470 1,479,929
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.17%,
04/20/31
(a)(b)
.................... 1,750 1,749,215
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 0.99%, 11/17/27
(a)(b)
......... 2,472 2,471,675
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 0.96%, 04/22/27
(a)(b)
.. 8,694 8,691,246
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Autoflorence 2 SRL
(a)(d)
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 0.51%, 12/24/44 ......... EUR 414 $ 471,831
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 1.71%, 12/24/44 ......... 222 254,672
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 0.40%, 01/31/39 ... 2,100 2,394,061
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 0.90%, 01/31/39 ... 800 914,151
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 2.00%, 01/31/39 ... 600 683,990
Autonoria Spain 2021 FT, Series 2021-SP,
Class F, (EURIBOR 1 Month + 3.90%),
3.25%, 01/31/39
(a)(d)
............... 100 114,757
Azure Finance No. 2 plc, Series 2, Class C,
(SONIO/N + 3.00%), 3.05%, 07/20/30
(a)(d)
. GBP 1,055 1,453,249
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
1.63%, 07/20/30
(a)(b)
............... USD 1,350 1,344,361
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.02%, 10/15/28
(a)(b)
............... 2,250 2,246,639
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.20%, 04/20/31 ... 900 899,102
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.45%, 01/15/33 ... 6,350 6,351,753
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
1.29%, 01/25/35
(a)(b)
............... 5,500 5,497,296
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
.................... 4,500 4,504,282
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 1.45%, 12/18/36
(a)(b)
13,580 13,575,796
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1, (LIBOR USD 3 Month + 1.33%),
1.45%, 01/17/33
(a)(b)
............... 5,650 5,645,048
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.57%, 07/15/29
(a)(b)
........ 8,400 8,387,093
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/20/29
(a)(b)
... 1,350 1,347,924
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.22%, 04/20/31
(a)(b)
........ 2,230 2,225,553
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
.............. 416 412,649
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.45%, 09/25/38 ........ EUR 528 599,220
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.00%, 09/25/38 ........ 681 776,857
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.20%, 09/25/38 ........ 356 408,592
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 1.27%, 01/15/30
(a)(b)
......... USD 250 249,791
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
2,130 2,137,311
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 0.96%,
07/24/36
(a)(d)
.................... EUR 100 113,221

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (LIBOR USD 1 Month + 1.32%), 1.42%,
12/15/38
(a)(b)
.................... USD 6,890 $ 6,892,979
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.09%, 04/17/31 ... 3,988 3,984,567
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.26%, 07/15/31 .. 5,996 5,989,884
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.02%, 02/12/30
(a)(b)
3,500 3,501,113
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
1.21%, 04/20/34
(a)(b)
............... 8,750 8,739,078
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.18%, 04/20/34
(a)(b)
............... 26,890 26,849,724
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.53%, 05/29/32
(a)(b)
............... 1,500 1,498,839
Chesapeake Funding II LLC
(b)
Series 2019-1A, Class B, 3.11%, 04/15/31 5,230 5,266,142
Series 2019-1A, Class C, 3.36%, 04/15/31 4,930 4,966,250
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,686,601
Series 2020-1A, Class B, 1.24%, 08/16/32 1,170 1,172,781
Series 2020-1A, Class C, 2.14%, 08/16/32 720 728,511
CIFC Funding 2021-IV Ltd.
(a)(b)
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.17%, 07/15/33 ... 5,000 4,990,260
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 1.70%, 07/15/33 ... 500 500,078
CIFC Funding Ltd.
(a)(b)
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.13%, 04/15/30 ... 27,350 27,329,496
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.27%, 04/19/29 ... 8,500 8,436,958
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 1.26%, 07/15/34 ... 3,350 3,348,140
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 1.20%, 07/25/51 ... 444 444,990
Series 2021-B, Class A2, (LIBOR USD 1
Month + 0.80%), 0.90%, 06/25/52 ... 5,607 5,609,695
Credit Acceptance Auto Loan Trust
(b)
Series 2019-3A, Class A, 2.38%, 11/15/28 12,026 12,132,748
Series 2020-1A, Class A, 2.01%, 02/15/29 26,840 27,052,181
Series 2020-2A, Class A, 1.37%, 07/16/29 6,450 6,470,747
Series 2021-2A, Class A, 0.96%, 02/15/30 18,920 18,806,726
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(b)
..................... 730 728,803
Dowson plc, Series 2021-2, Class C, (SONIO/N
+ 1.60%), 1.65%, 10/20/28
(a)(d)
........ GBP 1,300 1,753,694
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.17%, 04/20/34
(a)(b)
............... USD 5,750 5,722,514
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.82%, 10/15/30
(a)(b)
............... 3,150 3,150,537
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.72%, 07/18/30
(a)(b)
............... 3,250 3,249,989
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.72%,
07/18/30
(a)(b)
.................... 500 499,998
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.28%,
05/20/34
(a)(b)
.................... 1,000 999,999
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.26%,
05/20/34
(a)(b)
.................... USD 750 $ 749,629
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.02%, 04/15/29
(a)(b)
......... 13,381 13,379,318
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 5,672 5,805,303
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 649,477
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/20/34 ... 27,000 26,999,951
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/34 ... 4,200 4,185,397
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 7,598,969
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.05%,
09/25/35
(a)(d)
.................... EUR 248 285,514
FCT Noria, Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.85%, 10/25/49
(a)(d)
.. 900 1,028,489
FCT Pixel, Series 2021-1, Class D, (EURIBOR
3 Month + 1.75%), 1.19%, 02/25/38
(a)(d)
.. 300 341,707
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)
.................... USD 8,500 8,504,311
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 522 515,588
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 2,500 2,490,602
FS Rialto, Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 11/16/36
(a)(b)
8,380 8,379,997
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.33%, 04/16/28
(a)(b)
6,690 6,678,766
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.36%, 03/20/33
(a)
....... EUR 695 793,456
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.36%, 03/20/33
(a)
....... 208 239,790
Series 2020-1, Class D, 3.50%, 03/20/33 . 347 403,181
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
1.18%, 05/16/31
(a)(b)
............... USD 10,500 10,501,090
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.25%, 07/20/31
(a)(b)
........ 5,275 5,272,398
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.19%, 01/18/31
(a)(b)
........ 3,815 3,814,039
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.25%, 10/20/34
(a)(b)(e)
.. 8,950 8,941,050
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 4,968 4,857,719
Series 2021-5CS, Class A, 2.31%, 10/20/48 3,083 3,073,545
GPMT Ltd., Series 2021-FL4, Class A, (LIBOR
USD 1 Month + 1.35%), 1.45%, 12/15/36
(a)(b)
10,000 9,995,874
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.50%, 05/02/23
(a)(b)
......... 5,840 5,868,099
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.32%, 07/15/34
(a)(b)
............... 14,100 14,102,400

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.20%, 07/25/27
(a)(b)
......... USD 545 $ 544,860
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 10,391 10,454,248
Honda Auto Receivables Owner Trust, Series
2021-4, Class A3, 0.88%, 01/21/26 ..... 12,160 12,130,407
Hyundai Auto Receivables Trust, Series 2021-
C, Class A3, 0.74%, 05/15/26 ........ 14,280 14,181,721
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/32
(a)(b)
............... 1,000 1,000,589
Lendmark Funding Trust
(b)
Series 2019-2A, Class A, 2.78%, 04/20/28 6,170 6,256,152
Series 2021-1A, Class A, 1.90%, 11/20/31 6,470 6,398,786
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(e)
.......... 713 702,030
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.24%, 05/15/28 ... 2,551 2,550,502
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.41%, 07/15/36 ... 5,310 5,308,632
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 1.41%, 11/15/38 ... 7,230 7,225,574
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,153 2,190,365
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,420 3,418,736
Series 2021-2GS, Class A, 2.22%, 03/20/48 6,567 6,512,349
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)
.................... 5,000 5,000,790
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.87%, 04/15/29
(a)(b)
............... 5,000 5,000,797
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.63%, 01/22/28
(a)(b)
......... 15,900 15,825,060
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.77%, 04/25/29
(a)(b)
......... 5,550 5,539,477
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/30
(a)(b)
......... 1,400 1,398,255
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.19%, 07/15/33
(a)(b)
........ 2,900 2,892,323
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)
......... 3,000 2,998,304
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 6,804 6,884,953
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 3,039,907
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,597,061
Series 2021-AA, Class C, 2.96%, 03/20/36 380 379,200
Series 2021-AA, Class D, 3.83%, 03/20/36 345 348,958
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 8,252,326
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(a)(b)
............... 504 503,648
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 10,357 10,853,106
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 269 276,727
Series 2020-2A, Class B, 2.21%, 08/20/46 1,317 1,312,825
Series 2021-1A, Class B, 2.05%, 12/20/46 793 782,906
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 1.11%, 04/15/69
(a)(b)
......... USD 13,882 $ 13,959,747
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 3,093 3,152,880
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.03%, 05/15/68
(a)
.. 11,028 11,081,969
Series 2019-GA, Class A, 2.40%, 10/15/68 1,091 1,106,361
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/15/68
(a)
.. 1,450 1,460,209
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,648 1,627,384
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 1.26%, 04/15/60
(a)
........ 12,647 12,628,483
Series 2021-FA, Class A, 1.11%, 02/18/70 16,578 16,295,714
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 1,395 1,428,820
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 19,767 19,388,159
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 1,181,296
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 0.88%, 04/20/62
(a)
.. 12,928 12,941,962
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 19,269 18,991,066
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 0.84%, 04/20/62
(a)
.. 14,302 14,335,506
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 1.28%, 07/15/34
(a)(b)
......... 20,000 19,980,032
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.22%, 07/16/35
(a)(b)
... 4,000 4,000,001
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (SONIO/N +
1.55%), 1.60%, 03/15/29 ......... GBP 775 1,052,539
Series 2021-3X, Class B, (SONIO/N +
1.35%), 1.40%, 11/15/29 .......... 677 914,291
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.41%, 02/15/36
(a)(b)
......... USD 4,047 4,045,202
Ocean Trails CLO VI, Series 2016-6A, Class
BRR, (LIBOR USD 3 Month + 1.45%),
1.57%, 07/15/28
(a)(b)
............... 11,000 10,983,601
OCP CLO Ltd., Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.12%), 1.25%,
07/20/29
(a)(b)
.................... 2,900 2,897,119
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 2.08%, 03/17/30
(a)(b)
......... 4,200 4,180,566
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.32%, 01/20/31
(a)(b)
......... 2,400 2,400,075
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.28%, 07/20/34
(a)(b)
......... 8,895 8,894,984
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.47%, 07/19/30
(a)(b)
........ 1,750 1,751,145
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 1.22%, 01/25/31
(a)(b)
........ 1,750 1,728,415
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 04/21/34
(a)(b)
............... 11,300 11,294,819

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.27%, 07/02/35
(a)(b)
............... USD 850 $ 848,950
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
1.32%, 01/19/37
(a)(b)(e)
.............. 1,250 1,250,000
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
... 663 663,672
OneMain Financial Issuance Trust, Series
2018-1A, Class A, 3.30%, 03/14/29
(b)
... 1,351 1,352,064
Oportun Issuance Trust
(b)
Series 2021-B, Class C, 3.65%, 05/08/31 370 370,351
Series 2021-C, Class A, 2.18%, 10/08/31 5,450 5,415,546
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 1.12%, 10/17/31 ... 3,300 3,294,405
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.25%, 01/17/31 ... 15,000 15,000,831
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.29%, 05/21/34 ... 1,500 1,499,179
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 0.98%, 01/20/27 ... 4,519 4,513,643
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/27 ... 3,450 3,451,201
Parallel Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.85%), 0.98%,
07/20/27
(a)(b)
.................... 621 620,723
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD
3 Month + 1.25%), 1.38%, 10/20/31
(a)(b)
.. 10,000 9,991,807
PCL Funding IV plc, Series 2020-1, Class C,
(SONIO/N + 2.20%), 2.25%, 09/15/24
(a)(d)
. GBP 230 312,226
PCL Funding V plc, Series 2021-1, Class C,
(SONIO/N + 1.70%), 1.75%, 10/15/25
(a)(d)
. 116 156,756
PFS Financing Corp.
(b)
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.66%, 04/15/24
(a)
.. USD 8,480 8,488,384
Series 2019-A, Class A2, 2.86%, 04/15/24 10,780 10,851,788
Series 2020-F, Class A, 0.93%, 08/15/24 . 3,840 3,848,987
Series 2020-G, Class A, 0.97%, 02/15/26 6,800 6,761,209
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,672,973
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.35%,
07/25/51
(a)(b)
.................... 3,775 3,773,904
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/38
(b)
.... 3,574 3,594,725
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 1.34%,
01/20/34
(a)(b)
.................... 2,650 2,649,994
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/20/34
(a)(b)
.................... 10,000 9,972,469
Red & Black Auto Germany 8 UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
0.36%, 09/15/30
(a)(d)
............... EUR 400 453,337
Red & Black Auto Italy SRL, Series 1, Class
D, (EURIBOR 1 Month + 2.85%), 2.20%,
12/28/31
(a)(d)
.................... 599 682,209
Regional Management Issuance Trust
(b)
Series 2019-1, Class A, 3.05%, 11/15/28 . USD 4,793 4,809,852
Series 2020-1, Class A, 2.34%, 10/15/30 . 2,430 2,446,549
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 5,587,495
Rockford Tower CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month + 1.17%),
1.30%, 07/20/34
(a)(b)
............... 10,750 10,744,197
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.27%, 07/15/35
(a)(b)
USD 5,500 $ 5,503,862
Santander Drive Auto Receivables Trust
Series 2020-2, Class B, 0.96%, 11/15/24 . 2,655 2,657,686
Series 2020-2, Class C, 1.46%, 09/15/25 . 9,680 9,725,238
Satus plc
(a)(d)
Series 2021-1, Class D, (SONIO/N +
1.90%), 1.95%, 08/17/28 ......... GBP 200 270,467
Series 2021-1, Class E, (SONIO/N +
3.20%), 3.25%, 08/17/28 ......... 167 224,939
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.17%, 11/14/34 ........ EUR 3,726 4,292,291
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.92%, 11/14/34 ........ 1,529 1,769,509
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 2,210 2,203,085
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................ 2,991 3,104,745
Shackleton 2015-VII-R CLO Ltd., Series 2015-
7RA, Class AR, (LIBOR USD 3 Month +
1.15%), 1.27%, 07/15/31
(a)(b)
......... 4,550 4,545,463
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.78%,
04/20/33
(a)(b)
.................... 2,500 2,491,862
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)
.................... 4,927 4,925,986
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)
............... 32,000 31,999,955
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.60%, 06/15/33 ... 923 915,388
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.53%, 03/15/24 ... 915 913,856
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.51%, 12/15/38 ... 7,529 7,399,478
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.53%, 06/15/39 ... 6,473 6,352,687
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.44%, 12/16/41 ... 4,492 4,427,823
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.86%, 10/15/41
(a)(b)
......... 18,630 20,748,149
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.65%,
06/25/43
(a)
..................... 4,537 4,515,320
SMB Private Education Loan Trust
(b)
Series 2015-A, Class A2A, 2.49%, 06/15/27 189 189,273
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.83%, 01/15/37
(a)
.. 7,310 7,331,955
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.94%, 09/15/37
(a)
.. 1,331 1,333,932
Series 2021-A, Class APL, 0.00%, 01/15/53 18,900 18,890,802
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,896,018
Series 2021-B, Class A, 1.31%, 07/17/51 . 13,540 13,430,105
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 7,983 7,847,812
Series 2021-C, Class D, 3.93%, 01/15/53
(e)
400 397,423
SoFi Professional Loan Program LLC
(b)
Series 2016-A, Class A2, 2.76%, 12/26/36 893 896,470
Series 2016-C, Class A2B, 2.36%, 12/27/32 323 324,775
Series 2016-D, Class A2B, 2.34%, 04/25/33 567 573,542
Series 2016-E, Class A2B, 2.49%, 01/25/36 123 123,418
Series 2018-A, Class A2B, 2.95%, 02/25/42 3,357 3,402,791

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... USD 3,533 $ 3,619,057
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 2,499 2,560,116
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 11,925 12,137,719
Series 2021-A, Class AFX, 1.03%, 08/17/43 3,576 3,526,109
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 01/23/29
(a)(b)
............... 1,500 1,499,707
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.40%, 11/25/33
(a)
................ 194 194,314
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
1.22%, 07/20/32
(a)(b)
............... 5,650 5,650,000
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 7,532 7,494,733
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (EURIBOR 1 Month +
2.85%), 2.24%, 09/23/38
(a)(d)
......... EUR 900 1,025,227
Towd Point Mortgage Trust
(a)(b)
Series 2016-3, Class A1, 2.25%, 04/25/56 USD 459 458,997
Series 2016-4, Class A1, 2.25%, 07/25/56 2,147 2,154,087
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
.... 7,607 7,646,227
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.20%, 10/20/28
(a)(b)
............... 16,229 16,214,807
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
.................... 9,500 9,500,000
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.52%, 10/18/31
(a)(b)
............... 1,250 1,250,018
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.01%, 04/15/29
(a)(b)
............... 4,182 4,179,235
Turbo Finance plc, Series 9, Class B,
(SONIO/N + 1.65%), 1.70%, 08/20/28
(a)(d)
. GBP 1,590 2,165,473
Upstart Pass-Through Trust
(b)
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 1,135 1,129,456
Series 2021-ST5, Class A, 2.00%, 07/20/27 145 143,282
Series 2021-ST7, Class A, 1.85%, 09/20/29 6,014 5,961,697
Series 2021-ST9, Class A, 1.70%, 11/20/29 3,976 3,944,232
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. 9,930 10,004,520
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ..... 25,048 25,046,289
Voya CLO Ltd., Series 2017-1A, Class A1R,
(LIBOR USD 3 Month + 0.95%), 1.07%,
04/17/30
(a)(b)
.................... 2,250 2,246,696
Total Asset-Backed Securities — 17.0%
(Cost: $1,471,329,445) ........................... 1,471,363,608
Corporate Bonds — 30.4%
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.70%, 05/01/22 ................. 4,580 4,606,931
2.20%, 02/04/26 ................. 4,800 4,798,856
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 237 243,517
L3Harris Technologies, Inc., 3.85%, 06/15/23 1,194 1,240,171
Raytheon Technologies Corp., 3.65%, 08/16/23 37 38,467
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... USD 1,043 $ 1,153,454
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 424 439,370
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 2,785 2,938,092
6.25%, 03/15/26
(b)
................ 6,686 6,949,261
6.38%, 06/15/26 ................. 276 283,583
7.50%, 03/15/27 ................. 117 122,265
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 806 879,088
23,693,055
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 1,245 1,269,900
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 1,937 2,389,774
5.50%, 04/20/26 ................. 2,034 2,114,596
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 610 535,199
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 644 673,785
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
993 1,060,028
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 121,703
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 911 948,933
Series 2020-1, Class A, 5.88%, 10/15/27 5,111 5,598,309
United Airlines, Inc., 4.38%, 04/15/26
(b)
.... 1,502 1,566,188
16,278,415
Auto Components — 0.2%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 233 247,563
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 2,580 2,702,550
6.25%, 05/15/26 ................. 2,865 2,997,506
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,614,572
Denso Corp., 1.24%, 09/16/26
(d)
........ USD 1,540 1,508,195
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 69 74,588
Icahn Enterprises LP
4.75%, 09/15/24 ................. 100 103,750
6.38%, 12/15/25 ................. 485 493,488
6.25%, 05/15/26 ................. 112 116,620
5.25%, 05/15/27 ................. 1,194 1,227,945
ZF Finance GmbH, 3.00%, 09/21/25
(d)
.... EUR 2,700 3,212,278
15,299,055
Automobiles — 1.1%
BMW Finance NV, 0.00%, 04/14/23
(d)
..... 6,120 6,992,397
Daimler International Finance BV, 0.25%,
11/06/23
(d)
.................... 1,970 2,259,020
General Motors Co., 5.40%, 10/02/23 .... USD 4,920 5,266,177
Hyundai Capital America, 1.65%, 09/17/26
(b)
8,000 7,840,817
Kia Corp., 1.75%, 10/16/26
(d)
.......... 1,460 1,443,297
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... 21,000 20,685,223
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ 12,483 12,808,597
3.52%, 09/17/25
(b)
................ 10,047 10,531,052
2.65%, 03/17/26
(d)
................ EUR 2,440 2,978,269
4.35%, 09/17/27
(d)
................ USD 1,496 1,615,003
4.35%, 09/17/27
(b)
................ 5,300 5,721,601
RCI Banque SA, 0.75%, 04/10/23
(d)
...... EUR 9,855 11,293,116
Stellantis NV, 3.38%, 07/07/23
(d)
........ 3,250 3,855,908
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. USD 500 505,000
Volkswagen Group of America Finance LLC,
2.70%, 09/26/22
(b)
............... 2,145 2,176,024
95,971,501
Banks — 6.1%
ABQ Finance Ltd.
(d)
1.88%, 09/08/25 ................. 2,735 2,717,051

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
2.00%, 07/06/26 ................. USD 1,390 $ 1,375,666
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... 19,500 19,668,187
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
....... 690 681,720
Banco de Sabadell SA
(d)
0.88%, 07/22/25 ................. EUR 1,500 1,724,336
(EUR Swap Annual 1 Year + 0.97%),
0.63%, 11/07/25
(a)
.............. 1,900 2,169,488
(EUR Swap Annual 1 Year + 1.55%),
1.12%, 03/11/27
(a)
.............. 700 810,874
Banco do Brasil SA, 4.75%, 03/20/24
(d)
.... USD 920 962,723
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,221,643
Banco Santander SA
2.75%, 05/28/25 ................. 10,800 11,162,772
1.85%, 03/25/26 ................. 15,000 14,931,201
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 3,000 2,945,409
Bancolombia SA, 3.00%, 01/29/25 ...... 690 687,326
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
...... 1,798 1,799,124
Bank of America Corp.
(a)
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 16,700 16,497,216
(SOFR + 0.65%), 1.53%, 12/06/25 ..... 7,015 7,026,433
(SOFR + 1.01%), 1.20%, 10/24/26 ..... 16,100 15,778,680
Series N, (SOFR + 0.91%), 1.66%,
03/11/27 .................... 13,500 13,405,206
(SOFR + 0.96%), 1.73%, 07/22/27 ..... 29,555 29,339,760
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 ................. EUR 500 603,001
0.75%, 06/08/26 ................. 1,700 1,975,076
Barclays plc
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... USD 6,970 6,999,809
3.65%, 03/16/25 ................. 7,610 8,037,712
(EUR Swap Annual 1 Year + 3.70%),
3.38%, 04/02/25
(a)(d)
............. EUR 1,700 2,074,671
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... USD 565 594,184
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(b)
......... 561 613,874
BNP Paribas SA, (EURIBOR 3 Month +
0.70%), 0.25%, 04/13/27
(a)(d)
......... EUR 5,700 6,412,745
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(a)(d)
....... USD 1,859 1,861,091
CIT Group, Inc.
(SOFR + 3.83%), 3.93%, 06/19/24
(a)
... 4,726 4,879,232
5.25%, 03/07/25 ................. 7,600 8,372,388
Citigroup, Inc.
(a)
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23 .................... 5,095 5,156,172
(SOFR + 0.67%), 0.98%, 05/01/25 ..... 13,490 13,383,621
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 12,805 13,423,826
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 18,655 18,336,767
CMB Wing Lung Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 3.75%, 11/22/27
(a)(d)
........ 2,795 2,829,588
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(d)
......... EUR 800 923,438
Credit Agricole SA, (SOFR + 0.89%), 1.25%,
01/26/27
(a)(b)
................... USD 19,330 18,809,236
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(d)
. EUR 2,700 3,037,499
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ............... USD 9,415 $ 9,269,926
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 20,650 20,344,199
Doha Finance Ltd., 2.38%, 03/31/26
(d)
.... 670 673,978
HSBC Holdings plc, (SOFR + 1.40%), 2.63%,
11/07/25
(a)
.................... 5,159 5,291,517
ICICI Bank Ltd.
(d)
4.00%, 03/18/26 ................. 1,501 1,603,537
3.80%, 12/14/27 ................. 2,170 2,301,285
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 5,224,219
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. 1,700 1,933,476
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... USD 4,530 4,499,562
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
950 962,053
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 0.94%), 2.78%,
04/25/23
(a)
................... 3,500 3,522,351
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
................... 36,363 37,896,630
1.50%, 01/27/25
(d)
................ EUR 1,855 2,206,143
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
... USD 15,007 15,231,635
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 17,100 16,898,456
KBC Group NV, 1.13%, 01/25/24
(d)
...... EUR 3,800 4,436,188
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(a)
........ USD 4,950 4,958,315
Mizuho Financial Group, Inc., 0.52%,
06/10/24
(d)
.................... EUR 4,565 5,265,763
NatWest Group plc
3.88%, 09/12/23 ................. USD 8,585 8,951,977
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 9,520 9,671,978
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
.............. 12,340 12,170,776
NatWest Markets plc, 1.60%, 09/29/26
(b)
... 10,970 10,790,359
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 16,300 16,018,583
Samba Funding Ltd., 2.90%, 01/29/27
(d)
... 2,887 2,993,999
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,126,927
Santander UK Group Holdings plc
3.57%, 01/10/23 ................. 1,715 1,715,726
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(a)
................... 3,715 3,795,488
Shinhan Bank Co. Ltd., 3.75%, 09/20/27
(d)
.. 662 708,878
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)
....... 2,770 2,738,721
State Bank of India, 4.50%, 09/28/23
(d)
.... 2,170 2,279,390
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 8,100 7,967,709
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
.................... EUR 2,625 3,015,944
UniCredit SpA
6.95%, 10/31/22
(d)
................ 6,430 7,722,834
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 4,475 4,466,330
Virgin Money UK plc, (EUR Swap Annual 1
Year + 0.85%), 0.38%, 05/27/24
(a)(d)
.... EUR 2,350 2,684,796

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., 3.75%, 01/24/24 ..... USD 18,005 $ 18,904,496
525,472,889
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
............... 351 340,031
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 2,348,000
0.16%, 10/23/24 ................. 1,200 1,369,342
1.15%, 09/19/25 ................. 1,700 2,001,008
Central American Bottling Corp., 5.75%,
01/31/27
(b)
.................... USD 1,990 2,040,123
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 410 386,246
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... EUR 3,600 4,110,527
12,595,277
Biotechnology — 0.3%
AbbVie, Inc.
1.50%, 11/15/23 ................. 5,760 6,753,063
1.25%, 06/01/24 ................. 1,305 1,527,106
2.95%, 11/21/26 ................. USD 13,915 14,664,567
22,944,736
Building Products — 0.0%
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,933,039
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. USD 468 496,689
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 243 253,935
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(d)
.................... 1,378 1,353,454
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 112,554
4,149,671
Capital Markets — 1.9%
CICC Hong Kong Finance 2016 MTN Ltd.,
2.00%, 01/26/26
(d)
............... 1,870 1,852,609
Credit Suisse Group AG
(b)
3.57%, 01/09/23 ................. 8,565 8,567,418
(SOFR + 0.98%), 1.31%, 02/02/27
(a)
... 12,265 11,849,977
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 7,780 7,731,708
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 2,700 3,126,453
Goldman Sachs Group, Inc. (The)
(a)
(EURIBOR 3 Month + 0.55%), 0.00%,
04/21/23
(d)
................... 4,890 5,572,866
(SOFR + 0.54%), 0.63%, 11/17/23 ..... USD 4,735 4,722,729
(SOFR + 0.80%), 1.43%, 03/09/27 ..... 7,500 7,347,183
(SOFR + 0.91%), 1.95%, 10/21/27 ..... 2,905 2,892,219
Guotai Junan International Holdings Ltd.,
2.00%, 03/03/26
(d)
............... 570 565,691
Haitong International Securities Group Ltd.,
3.13%, 05/18/25
(d)
............... 2,139 2,190,871
Huarong Finance Co. Ltd., 4.25%, 11/07/27
(d)
2,231 2,253,310
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(d)
.................... 1,270 1,259,586
Macquarie Bank Ltd., 4.88%, 06/10/25
(d)
... 1,571 1,713,226
Mirae Asset Securities Co. Ltd.
(d)
1.38%, 07/07/24 ................. 1,120 1,111,600
2.63%, 07/30/25 ................. 2,131 2,164,696
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... 10,000 9,986,108
(SOFR + 1.99%), 2.19%, 04/28/26 ..... 27,640 28,182,213
OMERS Finance Trust, 1.10%, 03/26/26
(b)
.. 17,380 17,159,088
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 1,290 1,361,998
UBS AG, 0.75%, 04/21/23
(d)
.......... EUR 4,405 5,074,421
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... USD 5,810 $ 5,879,654
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26
(d)
.............. EUR 2,640 3,008,598
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. USD 15,780 15,393,852
Volvo Treasury AB
(d)
0.10%, 05/24/22 ................. EUR 240 273,652
0.00%, 02/11/23 ................. 940 1,073,161
0.00%, 05/09/24 ................. 6,050 6,893,229
XP, Inc., 3.25%, 07/01/26
(b)
........... USD 2,115 2,032,779
161,240,895
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 865 867,746
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 200,350
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 911,336
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
.................... USD 704 733,920
BASF SE
(d)
2.00%, 12/05/22 ................. EUR 4,520 5,260,622
0.10%, 06/05/23 ................. 3,500 4,001,868
Covestro AG, 0.88%, 02/03/26
(d)
........ 1,430 1,660,564
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 1,794 1,802,970
Equate Petrochemical BV
4.25%, 11/03/26
(b)
................ 1,039 1,128,484
4.25%, 11/03/26
(d)
................ 2,277 2,473,106
2.63%, 04/28/28
(b)
................ 306 306,765
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,571 1,610,275
Herens Midco SARL, 4.75%, 05/15/28
(b)
... 696 682,080
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 21,372 20,899,946
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 3,841 3,775,982
Phosagro OAO, 3.05%, 01/23/25
(b)
...... 590 598,142
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 620 623,906
5.50%, 03/18/31 ................. 1,015 1,018,857
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 330 338,662
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
............... 1,606 1,547,582
SPCM SA, 3.13%, 03/15/27
(b)
......... 200 197,636
50,640,799
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.13%, 06/15/23 . 396 411,303
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 4,698 4,929,142
4.63%, 06/01/28 ................. 1,744 1,729,372
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 483 507,150
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,329 2,376,046
6.38%, 05/01/25 ................. 1,908 1,993,860
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 41,600
Garda World Security Corp., 4.63%, 02/15/27
(b)
695 691,525
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 226 232,542
3.75%, 08/01/25 ................. 361 364,610
5.13%, 12/15/26 ................. 3,143 3,268,720
4.00%, 08/01/28 ................. 96 94,080
3.50%, 09/01/28 ................. 392 386,120
GLP China Holdings Ltd.
(d)
4.97%, 02/26/24 ................. 1,475 1,544,417

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.95%, 03/29/26 ................. USD 990 $ 979,667
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 303 304,515
Madison IAQ LLC, 4.13%, 06/30/28
(b)
..... 135 135,337
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 179 190,482
5.75%, 04/15/26 ................. 1,242 1,333,498
3.38%, 08/31/27 ................. 221 213,351
21,727,337
Communications Equipment — 0.1%
(b)
Avaya, Inc., 6.13%, 09/15/28 .......... 1,251 1,326,060
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 814 814,000
CommScope, Inc.
6.00%, 03/01/26 ................. 1,255 1,292,650
8.25%, 03/01/27 ................. 184 189,095
ViaSat, Inc., 5.63%, 04/15/27 ......... 2,903 2,992,122
6,613,927
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 530 546,331
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
............... 800 821,150
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 6,045 7,127,735
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 2,080 2,205,190
10,700,406
Construction Materials — 0.0%
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(d)
.................... EUR 1,900 2,121,998
Inversiones CMPC SA, 3.85%, 01/13/30
(b)
.. USD 1,170 1,217,751
3,339,749
Consumer Finance — 2.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22 ................. 21,035 21,220,970
4.63%, 07/01/22 ................. 4,515 4,603,051
2.88%, 08/14/24 ................. 9,600 9,874,222
2.45%, 10/29/26 ................. 10,210 10,293,722
Azure Nova International Finance Ltd., 4.25%,
03/21/27
(d)
.................... 3,036 3,274,706
Capital One Financial Corp.
(a)
(SOFR + 0.69%), 1.34%, 12/06/24 ..... 26,575 26,735,583
(SOFR + 0.86%), 1.88%, 11/02/27 ..... 7,010 6,974,162
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 102 101,235
CDBL Funding 1, 3.50%, 10/24/27
(d)
..... 2,958 3,077,207
FCA Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,836,512
0.13%, 11/16/23 ................. 810 923,386
0.00%, 04/16/24 ................. 1,250 1,419,040
Ford Motor Credit Co. LLC
3.34%, 03/28/22 ................. USD 8,532 8,546,931
3.35%, 11/01/22 ................. 357 361,462
4.14%, 02/15/23 ................. 10,234 10,477,569
3.37%, 11/17/23 ................. 22,661 23,371,876
3.81%, 01/09/24 ................. 1,213 1,258,172
5.13%, 06/16/25 ................. 779 847,162
3.38%, 11/13/25 ................. 221 229,601
2.70%, 08/10/26 ................. 3,218 3,246,158
4.13%, 08/17/27 ................. 200 215,876
3.82%, 11/02/27 ................. 200 211,462
2.90%, 02/16/28 ................. 627 628,568
General Motors Financial Co., Inc., 4.00%,
01/15/25 ..................... 3,800 4,036,790
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Hyundai Capital Services, Inc., 3.63%,
08/29/27
(d)
.................... USD 2,260 $ 2,427,099
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
1,000 1,021,250
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................ 1,110 1,137,958
4.40%, 09/02/23
(d)
................ 800 816,000
Navient Corp.
7.25%, 09/25/23 ................. 38 40,968
6.13%, 03/25/24 ................. 181 192,991
6.75%, 06/15/26 ................. 296 327,184
OneMain Finance Corp.
6.88%, 03/15/25 ................. 145 161,313
7.13%, 03/15/26 ................. 926 1,055,640
3.50%, 01/15/27 ................. 632 624,890
6.63%, 01/15/28 ................. 800 896,000
PACCAR Financial Europe BV, 0.00%,
03/01/26
(d)
.................... EUR 6,600 7,453,056
PSA Banque France SA, 0.00%, 01/22/25
(d)
. 2,100 2,375,223
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ................. USD 667 677,872
5.10%, 07/16/23 ................. 1,000 1,022,500
SLM Corp., 3.13%, 11/02/26 .......... 210 207,900
Synchrony Financial, 4.50%, 07/23/25 .... 9,360 10,113,027
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,960 2,216,282
Volkswagen Bank GmbH, 1.88%, 01/31/24
(d)
7,000 8,267,400
Volkswagen Leasing GmbH
(d)
1.00%, 02/16/23 ................. 9,800 11,303,126
0.38%, 07/20/26 ................. 1,020 1,158,025
198,261,127
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
.................... USD 1,783 1,823,117
Ball Corp., 5.25%, 07/01/25 .......... 12,214 13,465,935
Canpack SA, 3.13%, 11/01/25
(b)
........ 471 472,178
Crown Americas LLC
4.75%, 02/01/26 ................. 1,175 1,204,375
4.25%, 09/30/26 ................. 280 298,900
Graphic Packaging International LLC, 4.88%,
11/15/22 ..................... 389 395,807
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 1,040 962,000
LABL, Inc., 5.88%, 11/01/28
(b)
......... 333 343,198
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 2,404 2,426,045
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,157 2,114,264
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. 5,330 5,703,100
4.00%, 12/01/27 ................. 123 128,182
SIG Combibloc PurchaseCo SARL
(d)
1.88%, 06/18/23 ................. EUR 10,105 11,791,765
2.13%, 06/18/25 ................. 1,295 1,545,864
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(d)
.................... 2,800 3,341,624
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... USD 3,616 3,760,640
WRKCo, Inc., 3.75%, 03/15/25 ......... 2,210 2,354,528
52,131,522
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 1,323 1,374,266
Sotheby's, 7.38%, 10/15/27 ........... 1,736 1,848,840
3,223,106

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.4%
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... USD 3,006 $ 3,006,389
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
.................... 15,000 15,154,932
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
.. 600 588,300
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 405,900
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 450 456,187
Ocean Laurel Co. Ltd., 2.38%, 10/20/25
(d)
.. 2,712 2,652,255
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 286 265,229
REC Ltd.
(d)
2.25%, 09/01/26 ................. 575 562,170
3.88%, 07/07/27 ................. 1,881 1,967,761
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 812 917,560
7.38%, 09/01/25 ................. 420 438,900
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 687 711,739
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 6,577,077
33,704,399
Diversified Telecommunication Services — 0.6%
Altice France SA
(b)
8.13%, 02/01/27 ................. USD 2,944 3,146,400
5.50%, 01/15/28 ................. 2,624 2,604,084
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 4,425,509
1.70%, 03/25/26 ................. USD 16,090 16,006,895
CCO Holdings LLC, 5.13%, 05/01/27
(b)
.... 3,383 3,484,490
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 926 981,560
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 1,115 1,179,112
5.00%, 05/01/28 ................. 743 765,290
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. 673 707,141
7.00%, 10/15/28 ................. 612 643,561
KT Corp., 1.38%, 01/21/27
(d)
.......... 1,420 1,387,624
Level 3 Financing, Inc.
5.25%, 03/15/26 ................. 1,640 1,676,293
4.25%, 07/01/28
(b)
................ 959 949,410
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 280 287,613
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 1,452 1,568,160
Series Y, 7.50%, 04/01/24 .......... 931 1,019,445
5.13%, 12/15/26
(b)
................ 3,164 3,292,553
4.00%, 02/15/27
(b)
................ 1,348 1,367,614
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 1,555 1,636,575
Telesat Canada, 4.88%, 06/01/27
(b)
...... 166 146,578
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26
(d)
.................... 900 896,231
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
5,392 5,315,272
53,487,410
Electric Utilities — 1.2%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
.................... 390 385,076
Adani Transmission Ltd., 4.00%, 08/03/26
(d)
. 2,171 2,278,600
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,374,540
Enel Finance International NV
0.00%, 06/17/24
(d)
................ EUR 5,190 5,904,230
1.38%, 07/12/26
(b)
................ USD 8,840 8,608,562
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... EUR 2,185 2,664,199
FirstEnergy Corp.
(c)
Series A, 3.35%, 07/15/22 .......... USD 4,346 4,359,473
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B, 4.75%, 03/15/23 .......... USD 12,020 $ 12,500,800
Series B, 4.40%, 07/15/27 .......... 3,222 3,470,211
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 695 705,208
ITC Holdings Corp., 2.70%, 11/15/22 ..... 2,180 2,213,841
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
.. 441 468,370
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ..................... 13,640 13,720,883
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 998 1,036,673
NRG Energy, Inc., 6.63%, 01/15/27 ...... 493 512,491
Pacific Gas & Electric Co.
1.37%, 03/10/23 ................. 30,545 30,354,290
3.45%, 07/01/25 ................. 4,820 4,999,119
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
1,819 1,873,570
104,430,136
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,900 3,332,025
Sensata Technologies BV
(b)
5.63%, 11/01/24 ................. USD 339 372,663
5.00%, 10/01/25 ................. 1,249 1,355,165
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 805 813,050
5,872,903
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc., 2.63%,
06/02/26
(d)
.................... 720 709,387
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26
(d)
.................... EUR 2,645 3,071,836
CDW LLC, 4.13%, 05/01/25 .......... USD 16,000 16,440,000
20,221,223
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
... 2,120 2,226,000
Halliburton Co., 3.80%, 11/15/25 ....... 398 427,858
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 286 296,064
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,953 3,071,120
6.88%, 09/01/27 ................. 241 254,556
Weatherford International Ltd., 6.50%,
09/15/28
(b)
.................... 29 30,685
6,306,283
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 65 65,650
6.50%, 05/15/27 ................. 1,626 1,778,438
4.75%, 10/15/27 ................. 384 394,560
3.75%, 01/15/28 ................. 821 814,842
3,053,490
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... 79 79,582
American Tower Corp.
2.40%, 03/15/25 ................. 4,355 4,471,777
1.30%, 09/15/25 ................. 2,245 2,210,779
1.60%, 04/15/26 ................. 18,365 18,177,106
0.45%, 01/15/27 ................. EUR 4,705 5,290,702
0.40%, 02/15/27 ................. 1,820 2,037,964
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 245 240,362
Crown Castle International Corp.
3.20%, 09/01/24 ................. 1,539 1,606,252
1.35%, 07/15/25 ................. 11,410 11,255,553
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 200 204,000
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 7,290,897
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 497 537,729

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.
2.63%, 11/18/24 ................. USD 8,000 $ 8,242,947
1.25%, 07/15/25 ................. 28,500 27,990,899
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(d)
380 405,173
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 300 292,985
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 238 240,380
Healthpeak Properties, Inc., 1.35%, 02/01/27 4,255 4,140,649
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 1,574 1,682,165
4.50%, 09/01/26 ................. 860 924,500
5.75%, 02/01/27 ................. 1,846 2,085,980
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,767,622
RHP Hotel Properties LP, 4.75%, 10/15/27 . 865 882,300
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 166,913
SBA Communications Corp., 3.88%, 02/15/27 2,993 3,082,790
Service Properties Trust, 7.50%, 09/15/25 .. 377 408,455
Simon International Finance SCA, 1.38%,
11/18/22
(d)
.................... EUR 2,510 2,888,995
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... USD 745 814,844
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 854 846,937
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 248 251,720
4.25%, 12/01/26 ................. 2,228 2,320,395
3.75%, 02/15/27 ................. 2,870 2,964,265
115,803,617
Food & Staples Retailing — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 5,040 4,880,374
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 907 924,006
4.63%, 01/15/27 ................. 1,469 1,541,628
Alimentation Couche-Tard, Inc., 1.88%,
05/06/26
(d)
.................... EUR 3,920 4,685,825
US Foods, Inc., 6.25%, 04/15/25
(b)
...... USD 365 380,056
12,411,889
Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26
(d)
........ 508 512,858
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(d)
.................... 2,100 2,083,431
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... 1,010 961,166
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 505 521,413
General Mills, Inc., 0.45%, 01/15/26 ..... EUR 1,420 1,626,587
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. USD 7,400 7,740,052
3.88%, 05/15/27 ................. 3,737 4,036,490
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... 894 923,055
Viterra Finance BV, 0.38%, 09/24/25
(d)
.... EUR 3,350 3,790,290
Wens Foodstuffs Group Co. Ltd., 2.35%,
10/29/25
(d)
.................... USD 1,846 1,550,640
23,745,982
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ 8,375 8,329,372
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 360 354,105
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 1,073,881
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,582,768
11,340,126
Health Care Equipment & Supplies — 0.3%
Abbott Ireland Financing DAC
(d)
0.88%, 09/27/23 ................. 4,445 5,156,177
0.10%, 11/19/24 ................. 3,290 3,765,877
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. USD 1,112 1,159,260
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
1.40%, 05/24/23 ................. EUR 1,325 $ 1,537,265
0.03%, 08/13/25 ................. 2,460 2,781,867
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 2,277,701
Medtronic Global Holdings SCA
0.00%, 12/02/22 ................. 400 456,739
0.38%, 03/07/23 ................. 4,330 4,965,445
0.00%, 10/15/25 ................. 2,380 2,698,781
24,799,112
Health Care Providers & Services — 0.6%
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... USD 81 75,937
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 172 163,692
Centene Corp., 2.45%, 07/15/28 ........ 864 851,040
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 ................. 1,440 1,490,400
8.00%, 03/15/26 ................. 2,102 2,209,727
5.63%, 03/15/27 ................. 448 474,132
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
.................... EUR 2,830 3,183,130
HCA, Inc.
5.38%, 02/01/25 ................. USD 2,105 2,313,395
5.25%, 04/15/25 ................. 7,000 7,743,425
5.88%, 02/15/26 ................. 11,013 12,421,343
5.38%, 09/01/26 ................. 6,367 7,154,916
5.63%, 09/01/28 ................. 499 583,077
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 645 672,413
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 436 456,165
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 359 376,950
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 2,170,571
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 817 866,020
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 124 125,550
4.63%, 09/01/24
(b)
................ 1,518 1,552,155
4.88%, 01/01/26
(b)
................ 2,297 2,359,318
4.63%, 06/15/28
(b)
................ 372 382,230
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 680 709,750
48,335,336
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 1,772 1,834,552
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 1,764 1,830,150
3.88%, 01/15/28 ................. 228 230,909
4.38%, 01/15/28 ................. 1,135 1,157,700
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 347 360,880
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 4,110,332
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
USD 3,969 4,165,962
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 1,350 1,409,825
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 671 765,943
5.75%, 03/01/27 ................. 1,338 1,338,000
9.88%, 08/01/27 ................. 530 605,639
4.00%, 08/01/28 ................. 1,648 1,635,640
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 1,056 1,092,960
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ................. 667 638,652
4.85%, 01/27/28 ................. 667 635,026
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
.. 2,132 2,195,960
Empire Resorts, Inc., 7.75%, 11/01/26
(b)
... 214 215,070

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 ................. USD 667 $ 673,403
5.95%, 10/19/25 ................. 1,167 1,169,451
5.00%, 05/18/26 ................. 1,500 1,438,050
Haidilao International Holding Ltd., 2.15%,
01/14/26
(d)
.................... 745 698,236
Hilton Domestic Operating Co., Inc., 5.38%,
05/01/25
(b)
.................... 3,034 3,157,180
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,800 1,854,000
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 407 421,245
MGM China Holdings Ltd.
(d)
5.25%, 06/18/25 ................. 667 658,579
5.88%, 05/15/26 ................. 667 667,959
MGM Resorts International
7.75%, 03/15/22 ................. 1,271 1,286,888
5.75%, 06/15/25 ................. 757 814,721
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
...... 52 60,483
Powdr Corp., 6.00%, 08/01/25
(b)
........ 411 427,440
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 246 248,460
Royal Caribbean Cruises Ltd., 5.50%,
08/31/26
(b)
.................... 781 794,121
Sands China Ltd., 3.80%, 01/08/26 ...... 1,457 1,458,967
Scientific Games International, Inc.
(b)
5.00%, 10/15/25 ................. 710 730,945
8.25%, 03/15/26 ................. 284 298,910
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
1,384 1,478,032
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
. 1,000 965,188
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 235 260,577
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 244 253,760
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 718 734,026
Wynn Macau Ltd.
(d)
4.88%, 10/01/24 ................. 667 625,229
5.50%, 01/15/26 ................. 1,000 930,000
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
1,186 1,243,818
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
..... 2,713 2,858,824
48,597,140
Household Durables — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
277 290,850
DR Horton, Inc., 1.30%, 10/15/26 ....... 4,140 4,042,561
KB Home, 7.63%, 05/15/23 ........... 15,000 15,768,750
Meritage Homes Corp., 5.13%, 06/06/27 ... 507 558,369
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 181,560
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
1,139 1,190,255
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 887,060
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 565 606,669
23,526,074
Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 605 600,273
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
8,395 8,423,505
Calpine Corp., 5.25%, 06/01/26
(b)
....... 875 897,741
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26
(d)
500 508,531
Colbun SA
(b)
3.15%, 03/06/30 ................. 295 294,410
3.15%, 01/19/32 ................. 765 755,342
10,879,529
Industrial Conglomerates — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 300 391,969
CITIC Ltd., 3.88%, 02/28/27
(d)
......... 2,996 3,204,409
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
. 560 576,730
4,173,108
Security
Par (000)
Par (000) Value
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... USD 3,226 $ 3,226,000
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(a)
(d)
......................... 2,815 2,834,086
E.ON International Finance BV
(d)
0.75%, 11/30/22 ................. EUR 1,150 1,318,479
1.00%, 04/13/25 ................. 300 351,394
Guoren Property & Casualty Insurance Co.
Ltd., 3.35%, 06/01/26
(d)
............ USD 855 855,333
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 10 10,253
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,607,082
NFP Corp., 4.88%, 08/15/28
(b)
......... USD 964 973,640
Vigorous Champion International Ltd., 2.75%,
06/02/25
(d)
.................... 2,114 2,106,073
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26
(d)
............... 1,400 1,358,000
16,640,340
Interactive Media & Services — 0.2%
Baidu, Inc.
2.88%, 07/06/22 ................. 8,205 8,272,855
3.63%, 07/06/27 ................. 2,400 2,568,432
Tencent Holdings Ltd., 3.60%, 01/19/28
(d)
.. 1,720 1,830,716
Weibo Corp., 3.50%, 07/05/24 ......... 2,100 2,157,488
14,829,491
IT Services — 0.4%
Amadeus IT Group SA
(d)
(EURIBOR 3 Month + 0.65%), 0.08%,
02/09/23
(a)
................... EUR 13,900 15,827,840
2.50%, 05/20/24 ................. 5,200 6,218,543
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ USD 527 544,813
5.38%, 10/31/26
(d)
................ 800 827,040
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
694 673,180
Capgemini SE, 0.63%, 06/23/25
(d)
....... EUR 2,400 2,779,403
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 921 961,879
Global Payments, Inc., 2.15%, 01/15/27 ... 2,570 2,580,223
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 277,070
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 378 383,670
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 355 351,450
Square, Inc., 2.75%, 06/01/26
(b)
........ 933 934,110
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 200 207,000
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,679,107
34,245,328
Life Sciences Tools & Services — 0.1%
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,891,804
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 547 547,684
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,068,633
5,508,121
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 976 1,008,940
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 2,740 2,751,691
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 163,020
Highland Holdings Sarl, 0.32%, 12/15/26 .. EUR 1,610 1,828,417
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. 5,360 6,141,049
KION Group AG, 1.63%, 09/24/25
(d)
...... 1,300 1,554,905
Parker-Hannifin Corp., 2.70%, 06/14/24 ... USD 2,115 2,185,080
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
522 556,583
Titan International, Inc., 7.00%, 04/30/28 .. 59 62,835

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,982 $ 2,083,577
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,723,957
0.13%, 11/10/24 ................. 2,200 2,499,290
0.13%, 03/24/25 ................. 4,100 4,639,049
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 303 306,030
28,504,423
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 1,996 1,947,876
AMC Networks, Inc., 5.00%, 04/01/24 .... 304 306,280
Charter Communications Operating LLC,
4.91%, 07/23/25 ................ 5,480 6,034,073
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,103 1,144,363
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 3,484 3,605,104
Comcast Corp., 0.00%, 09/14/26 ....... EUR 4,530 5,086,955
CSC Holdings LLC, 5.25%, 06/01/24 ..... USD 4,208 4,376,320
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 782 800,541
DISH DBS Corp.
5.88%, 07/15/22 ................. 548 556,905
5.00%, 03/15/23 ................. 697 714,425
7.75%, 07/01/26 ................. 2,196 2,316,780
5.25%, 12/01/26
(b)
................ 1,699 1,725,819
5.75%, 12/01/28
(b)
................ 1,303 1,316,030
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 5,000 5,805,098
2.13%, 10/06/25 ................. 9,855 11,749,767
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 583 612,150
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
155 158,608
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 3,274 3,306,740
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 726 704,220
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 1,244 1,244,361
5.00%, 08/01/27 ................. 701 728,577
4.00%, 07/15/28 ................. 1,346 1,353,524
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 596 642,190
ViacomCBS, Inc., 3.88%, 04/01/24 ...... 3,860 4,064,306
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 1,052 1,083,560
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 2,279 2,296,195
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 4,772,124
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 472 486,160
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 3,467 3,562,342
72,501,393
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 455 456,729
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 479,845
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 628 656,260
6.13%, 02/15/28 ................. 181 192,620
Constellium SE
(b)
5.88%, 02/15/26 ................. 1,535 1,555,308
5.63%, 06/15/28 ................. 1,178 1,238,702
Freeport-McMoRan, Inc., 4.55%, 11/14/24 .. 849 909,703
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,130 1,183,181
Glencore Funding LLC, 3.88%, 10/27/27
(d)
.. 2,317 2,489,570
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 1,260 1,342,136
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 685 748,491
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
JSW Steel Ltd., 5.38%, 04/04/25
(d)
...... USD 667 $ 698,683
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
2,109 2,084,114
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 716 760,750
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27
(d)
............... 1,397 1,392,157
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 1,201 1,272,535
Novelis Corp., 3.25%, 11/15/26
(b)
....... 923 931,076
Nucor Corp., 2.00%, 06/01/25 ......... 1,245 1,269,435
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. 667 708,688
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 765 782,663
Usiminas International SARL, 5.88%,
07/18/26
(b)
.................... 510 525,714
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
................ 834 815,391
13.88%, 01/21/24
(d)
............... 667 705,894
8.95%, 03/11/25
(d)
................ 833 814,258
8.95%, 03/11/25
(b)
................ 200 195,500
24,209,403
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 75 77,625
Multi-Utilities — 0.1%
(d)
Engie SA, 0.38%, 02/28/23 ........... EUR 3,600 4,122,987
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................ 1,490 1,700,409
Veolia Environnement SA, 0.67%, 03/30/22 . 5,400 6,150,212
11,973,608
Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 1,102 1,183,768
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 625 688,775
5.75%, 03/01/27 ................. 557 577,191
5.75%, 01/15/28 ................. 48 50,334
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 154,846
APT Pipelines Ltd., 4.25%, 07/15/27
(d)
.... 3,150 3,467,397
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
600 605,062
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
652 691,120
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
122 123,196
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(d)
.................... 2,166 2,275,383
Buckeye Partners LP, 4.50%, 03/01/28
(b)
... 775 780,813
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 554 565,080
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 1,905 2,026,387
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 125,248
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 249 268,920
Comstock Resources, Inc., 7.50%, 05/15/25
(b)
760 783,750
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 372 380,096
CrownRock LP, 5.63%, 10/15/25
(b)
...... 2,736 2,797,560
Diamondback Energy, Inc.
2.88%, 12/01/24 ................. 8,710 9,035,874
4.75%, 05/31/25 ................. 8,600 9,420,759
Enbridge, Inc., 2.50%, 01/15/25 ........ 1,710 1,757,244
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
.................... 568 600,961
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
................... 1,295 1,296,214
Energy Transfer LP
3.45%, 01/15/23 ................. 8,080 8,226,693
3.60%, 02/01/23 ................. 2,900 2,956,257
4.25%, 03/15/23 ................. 35,795 36,782,657
5.88%, 01/15/24 ................. 10,825 11,650,649

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 04/15/24 ................. USD 1,433 $ 1,518,770
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 401 417,040
EnLink Midstream Partners LP, 4.85%,
07/15/26 ..................... 570 599,925
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 705 766,688
6.50%, 07/01/27
(b)
................ 1,032 1,155,840
5.50%, 07/15/28 ................. 721 787,696
EQT Corp., 3.13%, 05/15/26
(b)
......... 217 222,757
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
.................... 2,143 2,132,285
Geopark Ltd., 5.50%, 01/17/27
(b)
........ 520 500,435
GNL Quintero SA, 4.63%, 07/31/29
(d)
..... 1,294 1,369,615
Greenko Dutch BV, 3.85%, 03/29/26
(d)
.... 1,314 1,327,130
Greenko Mauritius Ltd., 6.25%, 02/21/23
(d)
. 1,998 2,030,468
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(d)
.................... 1,471 1,543,906
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
............... 69 70,705
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
. 500 521,250
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 870 903,713
India Green Energy Holdings
5.38%, 04/29/24
(d)
................ 800 826,000
5.38%, 04/29/24
(b)
................ 810 836,325
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 540 560,520
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 1,487 1,527,582
Lukoil Capital DAC, 2.80%, 04/26/27
(b)
.... 2,125 2,092,487
Matador Resources Co., 5.88%, 09/15/26 .. 1,719 1,770,570
MEG Energy Corp., 6.50%, 01/15/25
(b)
.... 575 584,344
Mongolian Mining Corp., 9.25%, 04/15/24
(b)
. 333 272,810
MPLX LP, 3.50%, 12/01/22 ........... 4,885 4,988,396
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 1,270 1,282,700
6.50%, 09/30/26 ................. 1,625 1,612,813
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 287,733
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
181 190,955
NuStar Logistics LP, 5.75%, 10/01/25 ..... 466 501,472
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 174 193,459
5.50%, 12/01/25 ................. 517 573,544
5.55%, 03/15/26 ................. 1,980 2,204,334
8.50%, 07/15/27 ................. 2,016 2,514,960
Oil India International Pte. Ltd., 4.00%,
04/21/27
(d)
.................... 1,458 1,526,617
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26
(d)
.................... 1,481 1,551,162
OQ SAOC, 5.13%, 05/06/28
(b)
......... 2,031 2,066,923
Ovintiv Exploration, Inc., 5.63%, 07/01/24 .. 9,278 10,213,047
Parkland Corp., 5.88%, 07/15/27
(b)
...... 433 456,815
PDC Energy, Inc., 5.75%, 05/15/26 ...... 235 242,847
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 4,255 4,238,743
1.13%, 01/15/26 ................. 6,380 6,195,000
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(d)
.................... 1,950 1,985,100
Puma International Financing SA, 5.13%,
10/06/24
(d)
.................... 495 495,000
Range Resources Corp.
5.00%, 08/15/22 ................. 200 202,250
9.25%, 02/01/26 ................. 605 652,064
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 672 698,880
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
.. 834 866,359
ReNew Power Synthetic, 6.67%, 03/12/24
(d)
. 333 346,070
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... USD 5,967 $ 6,489,392
Santos Finance Ltd., 4.13%, 09/14/27
(d)
... 1,453 1,533,314
Sinopec Group Overseas Development 2017
Ltd., 3.63%, 04/12/27
(d)
............ 1,690 1,819,319
SK Battery America, Inc., 2.13%, 01/26/26
(d)
1,489 1,457,582
SM Energy Co.
10.00%, 01/15/25
(b)
............... 1,591 1,751,118
5.63%, 06/01/25 ................. 65 65,488
6.75%, 09/15/26 ................. 130 133,575
6.50%, 07/15/28 ................. 214 221,490
Southwestern Energy Co.
4.10%, 03/15/22 ................. 54 54,018
6.45%, 01/23/25
(c)
................ 9 9,891
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 185 192,757
Sunoco LP, 6.00%, 04/15/27 .......... 54 56,317
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,359 1,413,360
Targa Resources Partners LP, 5.88%, 04/15/26 755 787,816
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
.................... 1,648 1,685,080
Western Midstream Operating LP
3.95%, 06/01/25 ................. 742 777,575
4.65%, 07/01/26 ................. 901 980,644
4.75%, 08/15/28 ................. 710 784,550
189,911,624
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.13%, 01/15/32 ... 940 909,450
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
.................... 1,712 1,797,600
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 ................. 2,724 2,774,557
5.50%, 11/01/25 ................. 387 393,289
9.00%, 12/15/25 ................. 2,071 2,181,136
4.88%, 06/01/28 ................. 79 80,580
Bayer AG, 0.05%, 01/12/25
(d)
.......... EUR 2,900 3,291,573
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 3,102,126
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 248 257,672
Merck Financial Services GmbH, 0.01%,
12/15/23
(d)
.................... EUR 4,500 5,144,665
Organon & Co., 4.13%, 04/30/28
(b)
...... USD 1,730 1,758,112
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 582 582,728
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
2,254 2,303,430
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. 210 224,346
Upjohn Finance BV, 0.82%, 06/23/22
(d)
.... EUR 5,090 5,824,543
29,716,357
Professional Services — 0.4%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... USD 628 625,614
Dun & Bradstreet Corp. (The), 6.88%,
08/15/26
(b)
.................... 2,241 2,330,640
IHS Markit Ltd., 4.13%, 08/01/23 ....... 23,000 24,035,000
MMS USA Holdings, Inc., 0.63%, 06/13/25
(d)
EUR 3,300 3,795,522
30,786,776
Real Estate Management & Development — 0.9%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
USD 1,000 640,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 1,665 1,637,944
China Aoyuan Group Ltd.
(d)
6.35%, 02/08/24 ................. 1,000 195,000
5.98%, 08/18/25 ................. 1,000 189,687
6.20%, 03/24/26 ................. 834 158,627

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China Evergrande Group
(d)(f)(g)
8.25%, 03/23/22 ................. USD 667 $ 121,436
9.50%, 04/11/22 ................. 667 102,468
11.50%, 01/22/23 ................ 1,334 199,933
10.00%, 04/11/23 ................ 666 100,025
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
...... 550 533,775
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 ................. 667 586,960
7.38%, 04/09/24 ................. 667 564,482
5.95%, 09/29/24 ................. 667 551,943
7.00%, 05/02/25 ................. 667 538,602
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ................. 667 658,454
6.00%, 07/16/25 ................. 750 732,225
5.95%, 10/20/25 ................. 750 727,500
Country Garden Holdings Co. Ltd.
(d)
7.25%, 04/08/26 ................. 600 591,750
5.63%, 12/15/26 ................. 2,086 1,960,188
Easy Tactic Ltd.
(d)
9.13%, 07/28/22 ................. 333 143,773
12.38%, 11/18/22 ................ 333 144,085
5.88%, 02/13/23 ................. 667 246,790
8.13%, 02/27/23 ................. 667 245,122
11.75%, 08/02/23 ................ 667 243,455
Esic Sukuk Ltd., 3.94%, 07/30/24
(d)
...... 1,423 1,454,573
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 268,410
11.88%, 06/01/23 ................ 667 153,201
9.25%, 07/28/23 ................. 667 153,202
9.88%, 10/19/23 ................. 333 76,486
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 177 177,443
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
.................... 667 677,005
Heimstaden Bostad Treasury BV, 0.25%,
10/13/24
(d)
.................... EUR 3,070 3,499,096
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 736 783,873
Hysan MTN Ltd., 2.88%, 06/02/27
(d)
...... 2,833 2,931,801
Kaisa Group Holdings Ltd.
(d)(f)(g)
11.50%, 01/30/23 ................ 1,000 258,625
10.88%, 07/23/23 ................ 1,000 258,312
9.75%, 09/28/23 ................. 667 172,711
11.95%, 11/12/23 ................ 1,334 347,507
9.38%, 06/30/24 ................. 467 121,654
11.70%, 11/11/25 ................ 200 52,600
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 ................. 454 344,274
7.40%, 03/05/24 ................. 667 495,247
5.88%, 11/10/24 ................. 667 483,575
Logan Group Co. Ltd.
(d)
5.75%, 01/14/25 ................. 1,000 956,300
4.50%, 01/13/28 ................. 1,167 1,044,100
Longfor Group Holdings Ltd.
(d)
3.90%, 04/16/23 ................. 1,950 1,979,250
3.38%, 04/13/27 ................. 1,425 1,430,611
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 ................. 1,976 2,194,348
3.93%, 02/28/30 ................. 931 995,763
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(d)
2,936 3,144,067
Modern Land China Co. Ltd., 9.80%, 04/11/23
(d)
(f)(g)
........................ 667 119,852
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ................. 1,000 920,000
4.50%, 05/02/26 ................. 667 566,658
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(d)
.................... USD 800 $ 682,000
Radiance Capital Investments Ltd., 8.80%,
09/17/23
(d)
.................... 200 182,162
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 200 97,725
Redsun Properties Group Ltd.
(d)
10.50%, 10/03/22 ................ 333 186,480
9.70%, 04/16/23 ................. 1,000 453,631
7.30%, 01/13/25 ................. 667 280,474
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 ................. 666 642,690
5.90%, 03/05/25 ................. 834 800,379
6.00%, 09/04/25 ................. 667 640,112
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(d)
667 619,510
Ronshine China Holdings Ltd.
(d)
7.35%, 12/15/23 ................. 1,334 500,250
7.10%, 01/25/25 ................. 667 250,125
Scenery Journey Ltd.
(d)(f)(g)
11.50%, 10/24/22 ................ 834 107,795
13.00%, 11/06/22 ................ 834 108,055
12.00%, 10/24/23 ................ 999 127,372
Seazen Group Ltd., 6.45%, 06/11/22
(d)
.... 667 623,645
Shimao Group Holdings Ltd., 5.60%, 07/15/26
(d)
1,516 943,710
Sinochem Offshore Capital Co. Ltd., 2.25%,
11/24/26
(d)
.................... 2,200 2,198,240
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
............... 1,538 1,477,249
Sino-Ocean Land Treasure IV Ltd., 3.25%,
05/05/26
(d)
.................... 1,090 997,350
Sunac China Holdings Ltd.
(d)
7.95%, 10/11/23 ................. 666 426,240
7.50%, 02/01/24 ................. 834 525,420
6.65%, 08/03/24 ................. 834 533,760
6.50%, 01/10/25 ................. 667 420,002
7.00%, 07/09/25 ................. 917 577,423
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 ................. 1,417 963,117
6.20%, 03/22/26 ................. 1,417 963,117
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(c)(d)
.............. GBP 4,172 5,885,023
Vonovia Finance BV
(d)
0.13%, 04/06/23 ................. EUR 4,100 4,682,273
1.63%, 04/07/24 ................. 1,800 2,115,841
Vonovia SE, 0.00%, 09/16/24
(d)
........ 3,200 3,628,197
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
.................... USD 667 629,515
Wanda Properties Overseas Ltd., 6.88%,
07/23/23
(d)
.................... 667 635,318
Yango Justice International Ltd.
10.25%, 09/15/22 ................ 666 172,952
8.25%, 11/25/23
(d)
................ 667 173,212
7.50%, 04/15/24
(d)
................ 834 222,219
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
800 806,000
Yuzhou Group Holdings Co. Ltd.
(d)
8.50%, 02/26/24 ................. 667 195,097
8.38%, 10/30/24 ................. 667 216,775
7.70%, 02/20/25 ................. 834 237,690
8.30%, 05/27/25 ................. 834 237,690
7.38%, 01/13/26 ................. 833 229,075
Zhenro Properties Group Ltd.
(d)
9.15%, 05/06/23 ................. 333 233,100
8.35%, 03/10/24 ................. 667 456,895
7.88%, 04/14/24 ................. 667 436,885
7.35%, 02/05/25 ................. 333 212,038

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.63%, 01/07/26 ................. USD 333 $ 213,952
75,822,548
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
241 243,410
Canadian Pacific Railway Co., 1.75%, 12/02/26 4,720 4,737,033
CMB International Leasing Management Ltd.
(d)
1.25%, 09/16/24 ................. 900 884,457
1.88%, 08/12/25 ................. 2,029 2,001,482
1.75%, 09/16/26 ................. 875 850,124
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 3,970 3,867,917
1.70%, 06/15/26 ................. 4,295 4,245,559
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
850 873,003
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 12,895 12,770,508
2.30%, 06/15/28 ................. 2,835 2,811,090
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 1,433 1,505,911
7.50%, 09/15/27 ................. 1,254 1,364,722
6.25%, 01/15/28 ................. 1,152 1,236,672
37,391,888
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.70%, 04/15/25 ....... 25,555 27,940,121
NXP BV
(b)
2.70%, 05/01/25 ................. 3,801 3,924,057
3.88%, 06/18/26 ................. 6,000 6,466,125
38,330,303
Software — 0.6%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 3,444 3,611,895
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 1,554 1,608,390
CDK Global, Inc., 4.88%, 06/01/27 ...... 1,792 1,854,720
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,784 1,799,307
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 855 859,275
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 101,930
6.50%, 10/15/28 ................. 131 136,895
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 239 245,675
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 196,500
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 429 430,072
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 1,247 1,286,480
Oracle Corp., 1.65%, 03/25/26 ......... 24,635 24,444,521
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 1,030 1,044,162
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,370 1,431,650
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 1,711 1,770,885
VMware, Inc., 1.40%, 08/15/26 ........ 15,275 15,011,985
55,834,342
Specialty Retail — 0.1%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 1,006 1,018,575
8.50%, 10/30/25 ................. 200 207,250
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 485 480,999
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 494 505,115
PetSmart, Inc., 4.75%, 02/15/28
(b)
....... 1,660 1,703,575
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 391 409,795
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 987 990,701
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,125 1,155,938
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(d)
.................... USD 670 $ 669,079
7,141,027
Technology Hardware, Storage & Peripherals — 0.0%
Litigation Systems, Inc., 4.00%, 10/30/27
(e)
. 4,189 4,110,666
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 4.50%, 08/18/25
(d)
....... 1,404 1,431,905
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 503 519,976
1,951,881
Thrifts & Mortgage Finance — 0.2%
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 1,700 1,966,069
(SOFR + 1.09%), 2.05%, 10/19/27
(a)(b)
.. USD 4,545 4,505,947
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 869 949,382
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 563 522,183
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 613 617,003
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 551 573,977
RMIT Cash Management LLC, Series 2021-3,
Class A, 0.00%, 10/17/33
(e)
......... 4,470 4,436,475
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 229 227,282
13,798,318
Tobacco — 0.7%
Altria Group, Inc., 1.70%, 06/15/25 ...... EUR 7,900 9,341,001
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ 2,350 2,720,851
3.22%, 08/15/24 ................. USD 4,845 5,035,621
2.79%, 09/06/24 ................. 29,510 30,402,532
BAT International Finance plc
0.88%, 10/13/23
(d)
................ EUR 2,124 2,447,893
1.67%, 03/25/26 ................. USD 4,700 4,613,751
Philip Morris International, Inc.
2.88%, 03/03/26 ................. EUR 1,550 1,946,595
0.13%, 08/03/26 ................. 730 817,417
57,325,661
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.63%, 07/01/22 ................. USD 8,375 8,442,241
3.88%, 07/03/23 ................. 4,500 4,660,540
1.88%, 08/17/26 ................. 5,265 5,177,850
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 5,785 5,642,554
1.95%, 09/20/26 ................. 8,480 8,236,490
BOC Aviation Ltd., 3.50%, 09/18/27
(d)
..... 2,919 3,074,984
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 196 202,615
9.75%, 08/01/27 ................. 89 99,680
5.50%, 05/01/28 ................. 378 385,220
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
3,447 3,653,820
39,575,994
Transportation Infrastructure — 0.2%
(d)
ASTM SpA, 1.00%, 11/25/26 .......... EUR 4,240 4,840,158
Fraport AG Frankfurt Airport Services
Worldwide, 1.63%, 07/09/24 ......... 8,450 9,840,726
14,680,884
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 4.38%, 06/10/25
(d)
...... USD 2,017 2,145,332
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 4,004 4,209,205
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,476 1,528,398

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50%, 04/27/31 ................. USD 1,355 $ 1,363,723
Sprint Corp.
7.88%, 09/15/23 ................. 1,843 2,029,604
7.13%, 06/15/24 ................. 892 1,001,408
7.63%, 02/15/25 ................. 1,082 1,244,300
7.63%, 03/01/26 ................. 1,248 1,498,349
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
6,589 6,893,804
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 17,445 17,232,251
2.63%, 04/15/26 ................. 1,817 1,826,085
VEON Holdings BV
(b)
4.00%, 04/09/25 ................. 1,995 2,027,418
3.38%, 11/25/27 ................. 1,189 1,162,099
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
935 930,325
45,092,301
Total Corporate Bonds — 30.4%
(Cost: $2,656,344,234) ........................... 2,628,275,801
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27
(a)
................ 35 34,627
Total Floating Rate Loan Interests — 0.0%
(Cost: $34,102) ................................ 34,627
Foreign Agency Obligations — 0.7%
Canada — 0.3%
CPPIB Capital, Inc., 0.50%
,
09/16/24
(b)
.... 22,650 22,367,947
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 505 536,563
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 2,070 2,178,416
4.63%, 11/02/31 ................. 1,565 1,520,085
3,698,501
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
....... 1,458 1,522,243
India — 0.1%
(d)
Export-Import Bank of India, 3.38%
,
08/05/26 1,487 1,559,770
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ..... 1,500 1,583,719
NTPC Ltd., 3.75%
,
04/03/24 ........... 1,513 1,570,021
Power Finance Corp. Ltd., 3.75%
,
06/18/24 . 1,458 1,514,315
6,227,825
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25
(d)
................ 667 679,539
Pertamina Persero PT
(d)
1.40%, 02/09/26 ................. 2,250 2,182,500
3.10%, 08/27/30 ................. 2,097 2,138,285
5,000,324
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,885 2,133,192
Mexico — 0.1%
Petroleos Mexicanos
6.88%, 08/04/26 ................. USD 1,720 1,885,980
5.95%, 01/28/31 ................. 6,436 6,246,621
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70%, 02/16/32
(b)
................ USD 3,169 $ 3,192,767
11,325,368
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 2,121 2,165,144
5.13%, 08/11/61 ................. 990 1,036,901
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,110 1,109,514
4,311,559
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
...... 1,565 1,608,038
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... 3,245 3,341,336
Total Foreign Agency Obligations — 0.7%
(Cost: $62,598,457) .............................. 62,072,896
Foreign Government Obligations — 1.4%
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................ 1,292 1,417,001
4.25%, 01/25/28
(b)
................ 780 759,525
7.38%, 05/14/30
(d)
................ 1,607 1,783,067
3,959,593
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26 ................. 877 981,582
4.63%, 01/13/28 ................. 1,940 2,025,239
3.88%, 06/12/30 ................. 4,114 3,992,637
6,999,458
Chile — 0.1%
Republic of Chile
2.45%, 01/31/31 ................. 1,930 1,917,696
2.55%, 07/27/33 ................. 1,825 1,774,242
3.10%, 05/07/41 ................. 1,205 1,178,114
4,870,052
Colombia — 0.1%
Republic of Colombia
4.00%, 02/26/24 ................. 384 396,672
8.13%, 05/21/24 ................. 3,010 3,405,627
3.88%, 04/25/27 ................. 2,510 2,528,511
4.50%, 03/15/29 ................. 869 887,086
3.25%, 04/22/32 ................. 820 738,000
4.13%, 05/15/51 ................. 510 414,949
8,370,845
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 01/30/30
(b)
................ 2,904 2,956,272
4.88%, 09/23/32
(b)
................ 1,715 1,742,654
5.30%, 01/21/41
(d)
................ 1,084 1,070,653
6.40%, 06/05/49
(d)
................ 1,100 1,154,863
6,924,442
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 01/31/22
(d)
................ 500 501,850
5.58%, 02/21/23
(b)
................ 1,160 1,200,368
4.75%, 04/11/25
(b)
................ EUR 290 326,632
5.88%, 06/11/25
(d)
................ USD 989 1,016,692
5.25%, 10/06/25
(b)
................ 1,595 1,606,963
7.60%, 03/01/29
(d)
................ 1,168 1,155,619

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Egypt (continued)
5.88%, 02/16/31
(b)
................ USD 250 $ 221,300
6.38%, 04/11/31
(b)
................ EUR 1,250 1,310,115
7,339,539
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(b)
................ USD 661 736,106
3.70%, 10/07/33
(d)
................ 1,376 1,354,930
2,091,036
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
980 964,871
India — 0.0%
(d)
Indian Railway Finance Corp. Ltd., 3.73%
,
03/29/24 ...................... 1,467 1,529,164
Oil India Ltd., 5.38%
,
04/17/24 .......... 710 764,271
2,293,435
Indonesia — 0.2%
(d)
Bank Mandiri Persero Tbk. PT, 4.75%
,
05/13/25 1,531 1,668,790
Bank Negara Indonesia Persero Tbk. PT,
3.75%
,
03/30/26 ................. 700 710,500
Pelabuhan Indonesia II PT, 4.25%
,
05/05/25 2,250 2,415,938
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 2,299 2,452,458
Republic of Indonesia
4.75%, 01/08/26
(d)
................ 2,010 2,240,271
3.50%, 01/11/28 ................. 1,600 1,722,800
4.10%, 04/24/28 ................. 1,190 1,327,073
4.75%, 02/11/29 ................. 450 523,687
13,061,517
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ...................... 990 1,051,566
Mexico — 0.1%
United Mexican States
4.13%, 01/21/26 ................. 1,460 1,603,354
4.50%, 04/22/29 ................. 1,997 2,228,278
3.25%, 04/16/30 ................. 1,416 1,454,320
2.66%, 05/24/31 ................. 1,513 1,474,513
4.75%, 04/27/32 ................. 831 939,186
7,699,651
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 800 819,000
Morocco — 0.0%
Kingdom of Morocco
(b)
2.38%, 12/15/27 ................. 1,467 1,428,033
3.00%, 12/15/32 ................. 2,173 2,070,190
4.00%, 12/15/50 ................. 745 673,992
4,172,215
Oman — 0.0%
Oman Government Bond, 7.38%
,
10/28/32
(d)
1,110 1,291,374
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
450 477,000
1,768,374
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(d)
255 254,681
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,560 2,768,480
3.16%, 01/23/30 ................. 1,395 1,445,394
2.25%, 09/29/32 ................. 1,004 955,871
5,169,745
Security
Par (000)
Par (000) Value
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................ USD 1,569 $ 1,741,394
4.95%, 04/28/31
(b)
................ 4,368 4,907,994
2.74%, 01/29/33
(b)
................ 1,985 1,915,277
8,564,665
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 .. 970 885,307
Republic of Peru
2.39%, 01/23/26 ................. 2,345 2,374,019
3.00%, 01/15/34 ................. 415 412,925
3.30%, 03/11/41 ................. 857 855,661
4,527,912
Philippines — 0.1%
Republic of Philippines, 3.75%
,
01/14/29 ... 4,460 5,022,517
Qatar — 0.1%
State of Qatar
4.50%, 04/23/28
(d)
................ 3,055 3,503,131
4.00%, 03/14/29
(b)
................ 3,740 4,210,071
7,713,202
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
2,858 2,896,011
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
.... 1,600 1,724,000
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................ 2,050 2,207,209
3.25%, 10/26/26
(d)
................ 854 908,176
3.63%, 03/04/28
(d)
................ 600 653,062
4.38%, 04/16/29
(b)
................ 2,180 2,498,144
6,266,591
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 .. 901 958,889
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................ 930 925,059
7.75%, 09/01/24
(d)
................ 953 922,802
9.75%, 11/01/28
(d)
................ 1,017 1,021,767
7.25%, 03/15/33
(b)
................ 200 175,500
3,045,128
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27
(d)
2,165 2,170,413
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,684 1,885,864
Total Foreign Government Obligations — 1.4%
(Cost: $123,478,504) ............................. 122,585,212
Shares
Shares
Investment Companies — 1.9%
iShares Short Maturity Bond ETF
(h)
....... 3,180,000 158,841,000
Total Investment Companies — 1.9%
(Cost: $159,438,280) ............................. 158,841,000

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 10.8%
Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
....... USD 361 $ 362,687
Atlas Funding plc
(a)
Series 2021-1, Class C, (SONIO/N +
1.70%), 1.75%, 07/25/58
(d)
........ GBP 125 170,234
Series 2021-1, Class D, (SONIO/N +
2.25%), 2.30%, 07/25/58
(d)
........ 110 150,227
Banc of America Funding Trust
(a)(b)
Series 2016-R1, Class A2, 3.05%, 03/25/40 USD 2,046 2,043,250
Series 2016-R1, Class M1, 3.35%, 03/25/40 2,038 2,037,141
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 2.45%, 11/25/33
(a)
....... 168 165,046
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 2.94%, 07/25/34
(a)
............. 297 306,177
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(h)
....... 16 14,142
Canada Square Funding plc, Series 2021-2,
Class C, (SONIO/N + 1.60%), 1.65%,
06/17/58
(a)(d)
.................... GBP 102 137,820
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... USD 2,713 2,667,604
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 1.00%, 07/25/49 .. 1,033 1,037,330
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 2,211 2,242,790
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 0.64%, 02/25/35
(a)
.. 237 232,615
Series 2005-17, Class 1A6, 5.50%, 09/25/35 340 342,090
Series 2005-HYB8, Class 2A1, 2.81%,
12/20/35
(a)
................... 604 586,543
CMF plc
(a)
Series 2020-1, Class B, (SONIO/N +
1.00%), 1.05%, 01/16/57
(d)
........ GBP 220 296,574
Series 2020-1, Class C, (SONIO/N +
1.25%), 1.30%, 01/16/57
(d)
........ 105 141,051
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 2.96%,
04/25/43 .................... USD 4,955 4,973,734
Series 2013-HYB1, Class B4, 2.96%,
04/25/43 .................... 4,405 4,407,377
Series 2019-RP10, Class A1, 2.97%,
12/26/59 .................... 3,344 3,348,410
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 0.55%, 07/28/58
(d)
....... EUR 740 842,471
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 0.26%, 04/28/59
(d)
....... 820 917,619
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 0.51%, 04/28/59
(d)
....... 503 561,742
Finsbury Square, Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 1.30%, 12/16/67
(a)(d)
. GBP 1,045 1,408,119
Finsbury Square plc
(a)
Series 2020-1A, Class C, (SONIO/N +
1.35%), 1.40%, 03/16/70
(b)
........ 225 304,779
Series 2021-2X, Class C, (SONIO/N +
1.40%), 1.45%, 12/16/71
(d)
........ 371 499,118
Series 2021-2X, Class D, (SONIO/N +
1.70%), 1.75%, 12/16/71
(d)
........ 200 268,968
Gemgarto plc, Series 2021-1X, Class C,
(SONIO/N + 1.30%), 1.35%, 12/16/67
(a)(d)
. 218 295,033
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.63%,
08/25/60
(a)(b)
.................... USD 2,254 $ 2,256,311
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.26%, 08/25/49 2,689 2,706,758
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 4,521 4,588,249
Hops Hill No. 1 plc
(a)
Series 1, Class C, (SONIO/N + 1.85%),
2.04%, 05/27/54
(d)
.............. GBP 200 273,325
Series 1, Class D, (SONIO/N + 2.35%),
2.54%, 05/27/54
(d)
.............. 100 136,952
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 2.35%, 06/25/46 USD 4,455 4,401,298
Series 2020-7, Class A3, 3.00%, 01/25/51 3,461 3,490,211
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.09%, 06/25/50 .. 1,553 1,556,241
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.30%, 06/12/57
(d)
........ GBP 370 508,665
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.30%, 07/20/58
(d)
........ 158 212,468
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.88%,
11/25/34
(a)
..................... USD 514 517,799
Mortimer BTL plc, Series 2021-1, Class C,
(SONIO/N + 1.45%), 1.50%, 06/23/53
(a)(d)
. GBP 111 149,508
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,511 1,564,638
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 5,514 5,802,325
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 13,046 13,527,814
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIO/N + 2.20%), 2.25%,
06/20/70
(a)(d)
.................... GBP 1,025 1,410,454
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (LIBOR GBP 3 Month + 0.15%),
0.24%, 06/12/44
(a)(d)
............... 359 468,170
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 5,430 5,624,001
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
14,858 15,410,546
Series 2019-4, Class MA, 3.00%, 02/25/59 14,513 14,982,998
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 1,166 1,172,851
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
4,579 4,549,028
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.40%, 09/25/34
(a)
614 587,122
Together Asset-Backed Securitisation 2021-
1st1 plc, Series 2021-1ST1, Class C,
(SONIO/N + 1.25%), 1.30%, 07/12/63
(a)(d)
. GBP 108 145,978
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.97%, 04/12/44
(a)
. AUD 3,233 2,354,985
Tower Bridge Funding
(a)
Series 2021-1, Class C, (SONIO/N +
1.85%), 1.90%, 07/21/64
(d)
........ GBP 365 497,435
Series 2021-1, Class D, (SONIO/N +
2.15%), 2.20%, 07/21/64
(d)
........ 252 343,319
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.45%), 2.50%, 09/20/63
(d)
........ 145 198,763
Series 2020-1, Class D, (SONIO/N +
3.45%), 3.50%, 09/20/63
(d)
........ 120 164,758

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class C, (SONIO/N +
1.50%), 1.55%, 11/20/63
(d)
........ GBP 140 $ 190,332
Series 2021-2, Class D, (SONIO/N +
1.80%), 1.85%, 11/20/63
(d)
........ 169 229,919
Twin Bridges plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.30%, 12/12/54
(d)
........ 395 540,372
Series 2020-1, Class D, (SONIO/N +
3.00%), 3.05%, 12/12/54
(d)
........ 225 311,662
Series 2021-1, Class C, (SONIO/N +
1.60%), 1.65%, 03/12/55
(d)
........ 436 595,435
Series 2021-1, Class D, (SONIO/N +
2.10%), 2.15%, 03/12/55
(d)
........ 220 301,118
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.20%, 09/12/55
(d)
........ 435 583,800
Series 2021-2, Class D, (SONIO/N +
1.50%), 1.55%, 09/12/55
(d)
........ 187 250,782
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 2.10%,
03/01/27
(a)(b)
.................... USD 2 1,518
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 1,200 1,208,647
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 2,153 2,181,533
126,758,779
Commercial Mortgage-Backed Securities — 9.3%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
04/15/34
(a)(b)
.................... 8,030 8,020,337
Atom Mortgage Securities DAC
(a)
Series 1X, Class D, (SONIO/N + 1.90%),
1.95%, 07/22/31
(d)
.............. GBP 1,960 2,643,765
Series 1X, Class E, (SONIO/N + 2.80%),
2.85%, 07/22/31
(d)
.............. 2,219 2,994,195
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.11%, 11/15/33 .... USD 3,270 3,259,925
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 09/15/34 ... 12,495 12,477,937
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 3,574 3,689,207
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 12,200 12,632,265
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 16,081,118
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.78%,
12/11/40
(a)
..................... —
(i)
1
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 .......... 10,000 11,225,607
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(a)
.. 22,079 22,085,023
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 5,972,621
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.76%, 05/15/38
(a)
.. 6,930 6,899,753
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 0.80%, 10/15/38
(a)
.. 15,870 15,771,546
BX Trust
(a)(b)
Series 2021-ARIA, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 10/15/36 ... 14,000 13,973,679
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/36 ... USD 4,700 $ 4,682,033
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/36 ... 6,280 6,255,994
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 0.70%, 09/15/34 ... 7,130 7,046,989
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 0.78%, 06/15/38 ... 12,210 12,141,460
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.39%, 06/15/23 ... 3,450 3,447,039
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
.................... 5,000 4,608,322
CFCRE Commercial Mortgage Trust
(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33 15,000 15,330,225
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 8,057,647
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%,
09/10/45 .................... 13,817 13,894,685
Series 2013-GC11, Class A3, 2.82%,
04/10/46 .................... 26,424 26,819,850
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 9,598,139
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,174 13,797,561
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,183,509
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,178,555
Commercial Mortgage Trust
Series 2012-CR1, Class A3, 3.39%,
05/15/45 .................... 4,730 4,739,209
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,736,949
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 15,052 15,636,013
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 3,761 3,865,712
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 1,067 1,098,213
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 28,180 28,170,213
Series 2015-CR23, Class A2, 2.85%,
05/10/48 .................... 3,540 3,539,227
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 8,184,072
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 5,303 5,482,668
Series 2015-PC1, Class B, 4.32%,
07/10/50
(a)
................... 4,175 4,422,886
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 7,128 7,184,586
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 6,253,024
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 3,448,917
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,590,425
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 1.19%, 07/15/38
(a)(b)
......... 12,813 12,830,206
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
................... 2,000 2,193,207
Series 2013-GC10, Class A4, 2.68%,
02/10/46 .................... 3,644 3,685,186
GS Mortgage Securities Corp. Trust
(b)
Series 2012-ALOH, Class A, 3.55%,
04/10/34 .................... 17,000 16,999,240

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/37
(a)
... USD 11,900 $ 11,944,201
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.05%, 12/15/36
(a)
.. 12,850 12,843,710
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.16%,
08/10/44
(a)(b)
.................. 6,852 6,879,674
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... 2,233 2,269,786
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 5,128 5,290,290
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 6,312,080
Series 2019-GC38, Class A2, 3.87%,
02/10/52 .................... 8,134 8,450,016
Haus European Loan Conduit No. DAC
(a)
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 07/28/51
(d)
........ EUR 841 950,760
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 2.00%, 07/28/51
(d)
........ 2,052 2,329,034
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(a)(b)
.................... USD 9,675 9,669,032
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
2.61%, 10/15/36
(a)(b)
............... 2,000 1,995,543
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%,
09/15/47 .................... 3,700 3,827,474
Series 2016-C1, Class A5, 3.58%, 03/15/49 2,250 2,393,193
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 17,636,756
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-HSBC, Class D, 4.52%,
07/05/32
(a)(b)
.................. 6,490 6,552,691
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 14,547,308
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 7,335,270
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.11%, 09/15/29
(a)(b)
. 1,864 1,859,266
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 04/15/38
(a)(b)
. 3,676 3,668,686
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.46%, 05/15/36
(a)(b)
............... 2,972 2,962,721
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 08/17/33
(d)
........ EUR 1,350 1,538,772
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 1.90%, 08/17/33
(d)
........ 1,045 1,191,199
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31
(d)
.. 939 1,071,129
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31
(d)
.. 1,061 1,202,299
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.06%,
11/15/38
(a)(b)
.................... USD 6,980 6,971,602
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2021-W10, Class A, (SOFR30A +
1.07%), 1.12%, 12/15/34 ......... 2,490 2,498,349
Series 2021-W10, Class B, (SOFR30A +
1.37%), 1.42%, 12/15/34 ......... 2,170 2,177,191
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 04/15/38
(a)(b)
......... USD 12,380 $ 12,352,851
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,433,683
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 1,499 1,512,294
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 16,435 17,250,884
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 4,802 4,944,500
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 4,671 4,807,330
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 16,494 17,587,869
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 9,291,619
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
................... 4,137 4,161,838
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 08/15/33
(a)(b)
. 3,671 3,656,395
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,681,579
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
. 1,300 1,297,535
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
. 8,000 8,010,296
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(a)(b)
... 5,104 5,045,988
Pearl Finance 2020 DAC
(a)
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32
(d)
.. EUR 1,195 1,360,694
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32
(d)
....... 1,435 1,633,947
PFP Ltd., Series 2019-5, Class A, (LIBOR USD
1 Month + 0.97%), 1.08%, 04/14/36
(a)(b)
.. USD 1,291 1,289,344
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 07/15/38
(a)(b)
......... 15,473 15,463,729
Sage AR Funding No. 1 plc, Series 1X, Class
C, (SONIO/N + 2.15%), 2.20%, 11/17/30
(a)(d)
GBP 535 723,516
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 0.92%,
11/15/36
(a)(b)
.................... USD 4,025 4,004,833
Taurus CMBS, Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.15%, 08/17/31
(a)(d)
. GBP 1,467 1,968,758
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (SONIO/N +
1.30%), 1.35%, 05/17/31
(d)
........ 880 1,189,492
Series 2021-UK1X, Class C, (SONIO/N +
1.65%), 1.70%, 05/17/31
(d)
........ 536 724,364
Series 2021-UK1X, Class D, (SONIO/N +
2.60%), 2.65%, 05/17/31
(d)
........ 547 740,707
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 0.81%,
06/15/26
(a)(b)
.................... USD 10,540 10,493,456
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 0.96%,
03/15/38
(a)(b)
.................... 8,396 8,380,264
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3, 3.40%, 05/10/45 65 65,266
Series 2019-C18, Class A4, 3.04%,
12/15/52 .................... 7,873 8,309,868

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
................... USD 9,713 $ 9,891,419
Series 2013-C6, Class ASB, 2.79%,
04/10/46 .................... 1,564 1,576,473
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 612 624,519
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
3,838 3,890,096
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 5,628 5,773,074
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 10,675,805
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 3,675 3,794,206
Series 2017-C39, Class A5, 3.42%,
09/15/50 .................... 25,064 26,976,649
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class ASB, 2.45%,
12/15/45 .................... 2,694 2,706,398
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 6,915 7,084,237
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 0.67%, 08/15/47
(a)(b)
1,789 1,781,800
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 5,608 5,768,216
806,122,763
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.88%, 05/10/48
(a)
.... 32,924 796,416
Total Non-Agency Mortgage-Backed Securities — 10.8%
(Cost: $934,552,006) ............................. 933,677,958
U.S. Government Sponsored Agency Securities — 5.1%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
355 377,863
Series 3959, Class MA, 4.50%, 11/15/41 . 1,159 1,254,377
Series 3986, Class M, 4.50%, 09/15/41 .. 758 784,988
Series 4459, Class BN, 3.00%, 08/15/43 . 4,854 5,080,170
Series 4569, Class JA, 3.00%, 03/15/42 . 6,610 6,761,968
Series 4752, Class PL, 3.00%, 09/15/46 . 8,429 8,600,130
Series 4941, Class MB, 3.00%, 07/25/49 . 6,185 6,369,032
Series 5000, Class MA, 2.00%, 06/25/44 . 4,506 4,560,066
Series 5006, Class KA, 2.00%, 06/25/45 . 12,550 12,753,706
Series 5105, Class LA, 1.50%, 04/15/44 . 46,853 47,209,595
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.05%, 11/25/48
(a)(b)
......... 655 654,843
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA2,
Class M1, (LIBOR USD 1 Month + 1.20%),
1.30%, 10/25/29
(a)
................ 1,305 1,305,173
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 684 726,015
Series 2011-84, Class MG, 4.00%, 09/25/26 952 1,000,414
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.69%, 03/25/27
(a)
................ 25 24,793
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 1,477 1,514,143
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... USD 6,222 $ 6,320,664
Series 2018-36, Class AM, 3.00%, 07/20/45 14,322 14,738,559
120,036,499
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 5,544 5,772,428
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2012-K18, Class B, 4.17%, 01/25/45 5,450 5,447,608
Series 2012-K20, Class B, 3.87%, 05/25/45 3,030 3,058,063
Series 2012-K21, Class B, 3.93%, 07/25/45 3,053 3,090,462
Series 2013-K25, Class B, 3.62%, 11/25/45 1,505 1,534,777
Series 2013-K26, Class B, 3.60%, 12/25/45 1,247 1,273,657
Series 2013-K27, Class B, 3.50%, 01/25/46 2,875 2,942,235
Series 2015-K720, Class B,
3.39%, 07/25/22 ............... 10,055 10,167,541
33,286,771
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K121, Class X1, 1.03%, 10/25/30 . 11,978 914,888
Series K718, Class X1, 0.55%, 01/25/22 . 238 3
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.67%, 02/16/53 ................. 12,953 271,236
1,186,127
Mortgage-Backed Securities — 3.3%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 3,281 3,468,173
4.00%, 02/01/34 - 06/01/37 .......... 19,316 20,818,620
4.50%, 07/01/47 - 03/01/49 .......... 56,837 62,913,284
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.96%, 10/01/45
(a)
.......... 1,926 2,006,951
Federal National Mortgage Association Variable
Rate Notes
(a)
(LIBOR USD 12 Month + 1.74%),
2.61%, 09/01/42 ............... 2,884 3,027,151
(LIBOR USD 12 Month + 1.58%),
2.84%, 09/01/45 ............... 3,024 3,141,843
(LIBOR USD 12 Month + 1.59%),
2.90%, 11/01/45 ............... 265 276,196
(LIBOR USD 12 Month + 1.59%),
3.06%, 06/01/45 ............... 2,686 2,791,513
Uniform Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32 .......... 27,872 28,951,973
3.00%, 12/01/26 - 09/01/35 .......... 38,476 40,433,455
3.50%, 04/01/34 ................. 2,759 2,960,753
4.00%, 04/01/26 - 03/01/38 .......... 66,671 70,696,016
4.50%, 03/01/47 - 04/01/49 .......... 43,099 47,498,095
288,984,023
Total U.S. Government Sponsored Agency Securities — 5.1%
(Cost: $434,504,995) ............................. 443,493,420

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — 27.2%
U.S. Treasury Bonds, 1.75%, 08/15/41
(j)
.... USD 100,000 $ 96,953,125
U.S. Treasury Notes
0.13%, 12/31/22 - 01/31/23 .......... 240,200 239,430,531
0.13%, 01/15/24
(j)
................ 97,650 96,417,931
0.25%, 03/15/24 - 06/15/24 .......... 979,910 966,825,667
0.38%, 08/15/24 ................. 185,000 182,557,423
0.63%, 10/15/24 ................. 138,000 136,878,750
0.75%, 11/15/24 ................. 384,000 381,840,000
1.50%, 11/30/24 ................. 25,000 25,392,578
1.00%, 12/15/24 ................. 230,000 230,251,563
Total U.S. Treasury Obligations — 27.2%
(Cost: $2,371,082,074) ........................... 2,356,547,568
Total Long-Term Investments — 94.5%
(Cost: $8,213,362,097) ........................... 8,176,892,090
Short-Term Securities — 5.8%
Commercial Paper — 2.4%
(k)
Enel Finance America LLC
0.41%, 04/25/22 ................. 30,000 29,958,313
0.37%, 07/18/22 ................. 25,000 24,925,098
0.40%, 08/09/22 ................. 20,000 19,930,385
0.40%, 09/20/22 ................. 25,000 24,891,330
Eni Finance USA, Inc., 0.42%
,
04/13/22 ... 32,000 31,965,850
General Motors Financial Co., Inc.
0.36%, 02/03/22 ................. 18,000 17,993,302
0.38%, 02/25/22 ................. 31,000 30,979,940
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
VW Credit, Inc., 0.38%
,
02/16/22 ........ USD 25,000 $ 24,989,947
Total Commercial Paper — 2.4%
(Cost: $205,714,289) ............................. 205,634,165
Shares
Shares
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(h)(l)
................. 155,779,750 155,779,750
Total Money Market Funds — 1.8%
(Cost: $155,779,750) ............................. 155,779,750
Total Repurchase Agreements — 1.6%
(Cost: $140,000,000) ............................. 140,000,000
Total Short-Term Securities — 5.8%
(Cost: $501,494,039) ............................. 501,413,915
Total Options Purchased — 0.3%
(Cost: $36,299,867) .............................. 32,943,176
Total Investments Before Options Written — 100.6%
(Cost: $8,751,156,003 ) ........................... 8,711,249,181
Total Options Written — (0.5)%
(Premium Received — $48,543,313) .................. (48,998,016)
Total Investments Net of Options Written — 100.1%
(Cost: $8,702,612,690 ) ........................... 8,662,251,165
Liabilities in Excess of Other Assets — (0.1)% ............ (5,333,483)
Net Assets — 100.0% .............................. $ 8,656,917,682
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
Rounds to less than 1,000.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Par/Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 52,560,109 $ 103,219,641 $ — $ — $ — $ 155,779,750 155,779,750 $ 1,687 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 13,876 — — — 266 14,142 15,614 — —
iShares Short Maturity Bond ETF 159,445,199 — — — (604,199) 158,841,000 3,180,000 335,744 —
$ — $ (603,933) $ 314,634,892 $ 337,431 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co. LLC 0.57%
(a)
12/31/21 04/19/23 $ 140,000 $ 140,000 $ 141,050,700
Corporate/Debt
Obligations, 0.29% to
8.13%, due 10/16/23 to
11/15/41 ......... $ 162,922,396 $ 147,000,000
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 16,187 03/31/22 $ 3,530,916 $ (3,476,428)
Short Contracts
Euro- Bobl ............................................................... 1,242 03/08/22 188,404 1,133,339
Euro-Bund .............................................................. 7 03/08/22 1,366 19,388
Euro-Schatz ............................................................. 871 03/08/22 111,093 132,697
U.S. Treasury 10 Year Note ................................................... 1,279 03/22/22 166,690 340,585
U.S. Treasury 10 Year Ultra Note ............................................... 998 03/22/22 145,817 (2,032,022)
U.S. Treasury Long Bond .................................................... 83 03/22/22 13,275 (65,631)
U.S. Treasury Ultra Bond .................................................... 249 03/22/22 48,835 (90,696)
U.S. Treasury 5 Year Note .................................................... 9,032 03/31/22 1,091,814 (512,412)
90-day Eurodollar ......................................................... 428 12/16/24 105,149 296,334
(778,418)
$ (4,254,846)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 294,707 EUR 258,508 Commonwealth Bank of Australia 01/20/22 $ 300
USD 1,737,531 EUR 1,494,568 State Street Bank and Trust Co. 01/20/22 35,411
35,711
USD 2,044,523 AUD 2,866,000 Morgan Stanley & Co. International plc 03/16/22 (41,010)
USD 7,300,460 CAD 9,328,000 Morgan Stanley & Co. International plc 03/16/22 (72,682)
USD 489,086,446 EUR 431,832,000 BNP Paribas SA 03/16/22 (3,269,130)
USD 33,554,055 GBP 25,303,000 JPMorgan Chase Bank NA 03/16/22 (684,120)
(4,066,942)
$ (4,031,231)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 570 01/21/22 USD 131.00 USD 57,000 $ 195,938
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 % USD 41,835 $ 424,677
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 527,756
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 116,590 405,050
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.71% Semi-Annual Bank of America NA 05/31/22 1.71 USD 9,650 406,599

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.32% Semi-Annual
JPMorgan Chase
Bank NA 07/01/22 1.32 % USD 95,270 $ 611,713
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.54% Semi-Annual Deutsche Bank AG 08/03/22 1.54 USD 49,590 587,796
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual Bank of America NA 11/15/23 1.94 USD 32,530 1,471,131
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 665,899
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 688,152
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual
Goldman Sachs Bank
USA 07/22/24 1.68 USD 15,650 568,905
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,990 813,927
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Wells Fargo Bank NA 08/02/24 1.68 USD 15,820 580,950
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 464,208
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 167,456
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 1,276,236
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 698,392
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 198,417
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual Deutsche Bank AG 04/07/26 2.60 USD 21,710 2,024,169
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 897,988
13,479,421
Put
5-Year Interest Rate Swap
(a)
. 1.34% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/19/22 1.34 USD 40,400 180,910
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 41,835 255,948
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 768,900
30-Year Interest Rate Swap
(a)
1.71% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/31/22 1.71 USD 9,650 504,367
5-Year Interest Rate Swap
(a)
. 1.32% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 07/01/22 1.32 USD 95,270 1,450,036
5-Year Interest Rate Swap
(a)
. 1.45% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 07/06/22 1.45 USD 95,270 1,144,582
5-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/15/22 1.25 USD 115,320 2,089,167
5-Year Interest Rate Swap
(a)
. 1.54% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/03/22 1.54 USD 49,590 551,993
10-Year Interest Rate Swap
(a)
1.94% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/23 1.94 USD 32,530 1,005,437
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 463,995
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 451,022
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 07/22/24 1.68 USD 15,650 751,348
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Wells Fargo Bank NA 08/02/24 1.68 USD 15,820 759,892
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/05/24 1.80 USD 37,140 1,586,971
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 896,725
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 483,316
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 2,752,318
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 1,514,962
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 430,410
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/07/26 2.60 USD 21,710 605,026
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 620,492
19,267,817
$ 32,747,238
(a)
Forward settling swaption.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 570 01/21/22 USD 132.00 USD 57,000 $ (62,344)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 % USD 229,990 $ (13)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (160,849)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 USD 49,450 (487,378)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 21,190 (606)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 19,430 (8,159)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 18,710 (214,685)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 196,890 (15,620)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 1.40 USD 22,160 (99,122)
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 USD 100,585 (8,869)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 100,585 (16,875)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 203,900 (36,514)
2-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 289,200 (69,793)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 58,290 (53,667)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 174,880 (171,310)
2-Year Interest Rate Swap
(a)
. 1.02% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/03/22 1.02 USD 148,430 (306,317)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 27,520 (259,659)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (729,540)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/07/22 1.80 USD 22,045 (667,375)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (84,602)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/13/22 1.80 USD 22,045 (664,074)
2-Year Interest Rate Swap
(a)
. 1.24% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/25/22 1.24 USD 175,590 (640,420)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 11/04/22 1.25 USD 105,485 (394,088)
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/22 1.85 USD 45,220 (1,525,120)
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 22,420 (653,616)
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 36,385 (1,036,463)
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 36,385 (1,017,696)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (134,278)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (138,098)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (161,662)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 27,230 (447,854)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 30,000 (1,355,229)
30-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 09/17/24 1.85 USD 10,560 (1,192,944)
30-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 09/30/24 2.00 USD 7,130 (953,544)
30-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 10/19/26 1.98 USD 4,180 (635,916)
30-Year Interest Rate Swap
(a)
1.36% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 12/02/26 1.36 USD 4,140 (448,484)
(14,790,439)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 % USD 229,990 $ (2,021,052)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (209)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 USD 49,450 (634)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Deutsche Bank AG 01/19/22 0.50 USD 61,530 (573,990)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 19,430 (631,952)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 21,190 (265,709)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 18,710 (180,935)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 166,840 (1,045,420)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 15,890 (188,632)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 196,890 (2,137,341)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.57% Semi-Annual Deutsche Bank AG 03/01/22 1.57 USD 27,720 (81,555)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 100,585 (1,083,845)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 100,585 (1,071,150)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 203,900 (2,155,282)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 289,200 (2,975,369)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual
JPMorgan Chase
Bank NA 04/06/22 0.74 USD 289,200 (2,328,167)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.02% Semi-Annual Deutsche Bank AG 05/03/22 1.02 USD 148,430 (744,655)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 27,520 (79,965)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (1,391,552)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/07/22 1.80 USD 22,045 (455,805)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 14,550 (941,256)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/13/22 1.80 USD 22,045 (466,882)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.24% Semi-Annual
Morgan Stanley & Co.
International plc 10/25/22 1.24 USD 175,590 (1,273,558)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.48% Semi-Annual
JPMorgan Chase
Bank NA 11/02/22 1.48 USD 64,070 (328,462)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.25% Semi-Annual
Morgan Stanley & Co.
International plc 11/04/22 1.25 USD 105,485 (773,696)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 11/15/22 1.85 USD 45,220 (942,478)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 22,420 (567,217)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 36,385 (958,503)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 36,385 (979,358)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (728,935)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (717,464)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (803,736)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 27,230 (1,171,019)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 30,000 (599,402)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 37,720 (907,361)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Deutsche Bank AG 09/17/24 1.85 USD 10,560 (996,616)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual Barclays Bank plc 09/30/24 2.00 USD 7,130 (568,787)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual
JPMorgan Chase
Bank NA 10/19/26 1.98 USD 4,180 (420,814)
30-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.36% Semi-Annual
Goldman Sachs Bank
USA 12/02/26 1.36 USD 4,140 (586,470)
(34,145,233)
$ (48,935,672)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ................... 5.00 % Quarterly 12/20/26 USD 60,810 $ (5,697,872) $ (4,991,823) $ (706,049)
CDX.NA.IG.37.V1 ................... 1.00 Quarterly 12/20/26 USD 82,600 (2,045,305) (1,914,633) (130,672)
$ (7,743,177) $ (6,906,456) $ (836,721)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 75,820 $ 706,524 $ — $ 706,524
3 month LIBOR Quarterly 0.90% Semi-Annual N/A 03/02/23 USD 11,490 73,739 — 73,739
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 (210,708) — (210,708)
0.47% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/23 USD 47,050 283,509 — 283,509
3 month LIBOR Quarterly 0.50% Semi-Annual N/A 12/08/23 USD 88,660 (673,354) — (673,354)
3 month LIBOR Quarterly 0.45% Semi-Annual N/A 12/14/23 USD 87,387 (771,623) — (771,623)
3 month LIBOR Quarterly 1.00% Semi-Annual 04/05/22
(a)
12/31/23 USD 126,740 (76,990) (5,523) (71,467)
0.65% Semi-Annual 3 month LIBOR Quarterly 01/18/22
(a)
01/18/24 USD 53,190 330,880 — 330,880
1.06% Semi-Annual 3 month LIBOR Quarterly 02/24/22
(a)
02/24/24 USD 53,830 (25,175) — (25,175)
1.07% Semi-Annual 3 month LIBOR Quarterly 02/25/22
(a)
02/25/24 USD 53,950 (33,854) — (33,854)
1.05% Semi-Annual 3 month LIBOR Quarterly 02/28/22
(a)
02/28/24 USD 108,360 (23,002) — (23,002)
1.06% Semi-Annual 3 month LIBOR Quarterly 02/28/22
(a)
02/29/24 USD 27,075 (11,088) — (11,088)
1.06% Semi-Annual 3 month LIBOR Quarterly 02/28/22
(a)
02/29/24 USD 26,400 (11,863) — (11,863)
1.11% Semi-Annual 3 month LIBOR Quarterly 03/10/22
(a)
03/10/24 USD 25,100 (21,133) — (21,133)
0.56% Semi-Annual 3 month LIBOR Quarterly 03/24/22
(a)
03/24/24 USD 18,610 195,279 — 195,279
1.10% Semi-Annual 3 month LIBOR Quarterly 04/04/22
(a)
04/04/24 USD 13,460 — — —
0.64% Semi-Annual 3 month LIBOR Quarterly 04/08/22
(a)
04/08/24 USD 96,170 912,533 — 912,533
0.65% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 52,950 498,140 — 498,140
0.69% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 53,150 459,902 — 459,902
0.68% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 76,930 683,798 — 683,798
0.80% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 53,070 350,510 — 350,510
0.79% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 53,070 359,677 — 359,677
0.73% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 50,570 403,904 — 403,904
3 month LIBOR Quarterly 0.59% Semi-Annual 04/20/22
(a)
04/20/24 USD 51,740 (564,928) — (564,928)
0.81% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 26,575 175,881 — 175,881
0.92% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 22,065 97,609 — 97,609
0.81% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 26,575 172,399 — 172,399
0.94% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 46,540 190,762 — 190,762
0.93% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 26,683 116,036 — 116,036
0.94% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 53,367 215,702 — 215,702
0.91% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 53,370 249,555 — 249,555
0.98% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 92,930 — 92,930
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 83,377 — 83,377
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 87,743 — 87,743
1.00% Semi-Annual 3 month LIBOR Quarterly 04/29/22
(a)
04/29/24 USD 26,720 83,666 — 83,666
1.02% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 80,235 231,386 — 231,386
1.01% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 80,235 248,059 — 248,059
1.05% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 53,250 133,829 — 133,829
1.07% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 26,595 55,615 — 55,615
1.06% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 26,595 63,783 — 63,783
1.11% Semi-Annual 3 month LIBOR Quarterly 05/16/22
(a)
05/16/24 USD 36,220 53,493 — 53,493
1.10% Semi-Annual 3 month LIBOR Quarterly 05/17/22
(a)
05/17/24 USD 16,590 29,996 — 29,996
1.25% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 27,160 (15,820) — (15,820)
1.22% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 27,160 (784) — (784)
1.01% Annual 1 day SOFR Annual 06/09/22
(a)
06/09/24 USD 27,000 (9,558) — (9,558)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.27% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 27,175 $ (17,086) $ — $ (17,086)
1.28% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 27,175 (20,041) — (20,041)
3 month LIBOR Quarterly 1.17% Semi-Annual 06/21/22
(a)
06/21/24 USD 13,610 (20,177) — (20,177)
3 month LIBOR Quarterly 1.18% Semi-Annual 06/21/22
(a)
06/21/24 USD 13,610 (17,638) — (17,638)
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 53,090 541,473 — 541,473
0.74% Semi-Annual 3 month LIBOR Quarterly 08/12/22
(a)
08/12/24 USD 64,490 737,350 — 737,350
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 36,090 387,679 — 387,679
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 5,860 (169,582) — (169,582)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 40,810 (1,242,629) — (1,242,629)
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 71,870 88,072 — 88,072
1.62% Semi-Annual 3 month LIBOR Quarterly 02/26/25
(a)
02/26/26 USD 51,810 21,263 — 21,263
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 19,970 (8,845) — (8,845)
1.46% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
05/31/26 USD 54,280 (140,852) (3,193) (137,659)
3 month LIBOR Quarterly 0.93% Semi-Annual N/A 09/17/26 USD 48,330 (802,545) — (802,545)
1.33% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/26 USD 6,550 1,088 — 1,088
1.02% Annual 1 day SOFR Annual N/A 12/02/26 USD 21,020 84,484 — 84,484
1.08% Annual 1 day SOFR Annual N/A 12/03/26 USD 10,460 9,427 — 9,427
1.08% Annual 1 day SOFR Annual N/A 12/03/26 USD 10,460 10,459 — 10,459
1.04% Annual 1 day SOFR Annual N/A 12/06/26 USD 13,080 41,818 — 41,818
1 day SOFR Annual 1.07% Annual N/A 12/15/26 USD 10,510 (18,990) — (18,990)
1.03% Annual 1 day SOFR Annual N/A 12/20/26 USD 10,510 43,397 — 43,397
1.09% Annual 1 day SOFR Annual N/A 12/23/26 USD 10,440 12,247 — 12,247
1.35% Semi-Annual 3 month LIBOR Quarterly 01/10/22
(a)
01/10/27 USD 12,630 15,871 — 15,871
1.43% Semi-Annual 3 month LIBOR Quarterly 01/10/22
(a)
01/10/27 USD 13,320 (31,934) — (31,934)
1.40% Semi-Annual 3 month LIBOR Quarterly 01/12/22
(a)
01/12/27 USD 19,980 (22,210) — (22,210)
3 month LIBOR Quarterly 1.41% Semi-Annual 01/20/22
(a)
01/20/27 USD 20,200 20,826 — 20,826
3 month LIBOR Quarterly 1.43% Semi-Annual 01/20/22
(a)
01/20/27 USD 20,200 45,409 — 45,409
3 month LIBOR Quarterly 1.45% Semi-Annual 01/20/22
(a)
01/20/27 USD 20,200 60,159 — 60,159
3 month LIBOR Quarterly 1.34% Semi-Annual 01/21/22
(a)
01/21/27 USD 20,200 (48,989) — (48,989)
3 month LIBOR Quarterly 1.54% Semi-Annual 02/24/22
(a)
02/24/27 USD 22,070 130,721 — 130,721
3 month LIBOR Quarterly 1.56% Semi-Annual 02/25/22
(a)
02/25/27 USD 22,140 158,152 — 158,152
1.17% Annual 1 day SOFR Annual 03/09/22
(a)
03/09/27 USD 22,050 7,083 — 7,083
1.45% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/27 USD 21,380 7,102 — 7,102
1.29% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 21,260 178,470 — 178,470
3 month LIBOR Quarterly 1.54% Semi-Annual 05/20/22
(a)
05/20/27 USD 13,850 40,404 — 40,404
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 44,610 323,006 — 323,006
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 11,153 78,319 — 78,319
1 day SOFR Annual 1.23% Annual 06/14/22
(a)
06/14/27 USD 5,540 (2,385) — (2,385)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (893,357) — (893,357)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (864,487) — (864,487)
1.25% Annual 1 day SOFR Annual 06/29/22
(a)
06/29/27 USD 5,540 279 — 279
1.24% Annual 1 day SOFR Annual 06/29/22
(a)
06/29/27 USD 5,540 2,448 — 2,448
1 day SOFR Annual 1.25% Annual 07/05/22
(a)
07/05/27 USD 11,005 — — —
3 month LIBOR Quarterly 1.35% Semi-Annual 07/08/22
(a)
07/08/27 USD 40,090 (318,902) — (318,902)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 24,070 (385,696) — (385,696)
3 month LIBOR Quarterly 1.58% Semi-Annual 07/27/22
(a)
07/27/27 USD 8,420 20,856 — 20,856
1 day SOFR Annual 1.30% Annual 07/28/22
(a)
07/28/27 USD 4,845 7,657 — 7,657
3 month LIBOR Quarterly 1.48% Semi-Annual 08/01/22
(a)
08/01/27 USD 32,905 (74,884) — (74,884)
3 month LIBOR Quarterly 1.49% Semi-Annual 08/01/22
(a)
08/01/27 USD 32,905 (58,965) — (58,965)
1 day SOFR Annual 1.22% Annual 08/05/22
(a)
08/05/27 USD 11,700 (27,996) — (27,996)
3 month LIBOR Quarterly 1.22% Semi-Annual 08/16/22
(a)
08/16/27 USD 11,060 (168,071) — (168,071)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 1,213,931 — 1,213,931
1.24% Annual 1 day SOFR Annual 11/15/22
(a)
11/15/27 USD 13,630 48,187 — 48,187
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 15,890 502,739 — 502,739
3 month LIBOR Quarterly 1.68% Semi-Annual 11/21/22
(a)
11/21/27 USD 13,940 57,486 — 57,486
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 33,330 161,931 — 161,931
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (1,061,883) — (1,061,883)
1.36% Annual 1 day SOFR Annual 03/31/22
(a)
11/15/28 USD 72,780 (467,976) (67,927) (400,049)
1 day SOFR Annual 1.20% Annual 03/31/22
(a)
11/15/28 USD 11,210 (42,727) — (42,727)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 2 (66) — (66)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.52% Annual 1 day SOFR Annual 03/31/22
(a)
08/15/31 USD 13,490 $ (216,150) $ — $ (216,150)
1 day SOFR Annual 1.25% Annual 03/31/22
(a)
08/15/31 USD 8,070 (62,124) — (62,124)
1 day SOFR Annual 1.46% Annual 03/31/22
(a)
08/15/31 USD 26,470 282,703 71,443 211,260
3 month LIBOR Quarterly 1.51% Semi-Annual N/A 08/19/31 USD 1,780 (284) — (284)
(0.05)% Annual
6 month
EURIBOR Semi-Annual N/A 09/01/31 EUR 2,440 83,507 — 83,507
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/21/31 USD 7,445 72,437 — 72,437
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 09/24/31 USD 34,890 40,686 — 40,686
1.78% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/31 USD 17,720 (378,858) — (378,858)
1.42% Annual 1 day SOFR Annual N/A 11/18/31 USD 8,960 (106,764) — (106,764)
1.45% Annual 1 day SOFR Annual N/A 11/19/31 USD 6,200 (90,166) — (90,166)
1.43% Annual 1 day SOFR Annual N/A 11/22/31 USD 6,970 (86,951) — (86,951)
1.40% Annual 1 day SOFR Annual N/A 11/22/31 USD 3,600 (34,503) — (34,503)
1.42% Annual 1 day SOFR Annual N/A 11/24/31 USD 5,560 (63,459) — (63,459)
1.44% Annual 1 day SOFR Annual N/A 11/24/31 USD 5,560 (74,574) — (74,574)
1.48% Annual 1 day SOFR Annual N/A 11/26/31 USD 12,810 (213,394) — (213,394)
1 day SOFR Annual 1.32% Annual N/A 11/30/31 USD 13,850 14,979 — 14,979
1 day SOFR Annual 1.27% Annual N/A 12/02/31 USD 5,600 (16,105) — (16,105)
1 day SOFR Annual 1.28% Annual N/A 12/02/31 USD 5,610 (15,867) — (15,867)
1 day SOFR Annual 1.28% Annual N/A 12/02/31 USD 5,600 (15,039) — (15,039)
1 day SOFR Annual 1.30% Annual N/A 12/02/31 USD 5,610 (3,854) — (3,854)
1 day SOFR Annual 1.31% Annual N/A 12/03/31 USD 6,090 2,513 — 2,513
1 day SOFR Annual 1.26% Annual N/A 12/06/31 USD 3,000 (13,050) — (13,050)
1 day SOFR Annual 1.19% Annual N/A 12/07/31 USD 3,673 (42,320) — (42,320)
1 day SOFR Annual 1.24% Annual N/A 12/07/31 USD 11,130 (73,155) — (73,155)
1.33% Annual 1 day SOFR Annual N/A 12/10/31 USD 5,560 (12,789) — (12,789)
1 day SOFR Annual 1.31% Annual N/A 12/13/31 USD 5,570 (1,512) — (1,512)
1 day SOFR Annual 1.30% Annual N/A 12/15/31 USD 3,520 (3,044) — (3,044)
1 day SOFR Annual 1.27% Annual N/A 12/16/31 USD 5,565 (20,931) — (20,931)
1 day SOFR Annual 1.28% Annual N/A 12/17/31 USD 5,680 (14,580) — (14,580)
1 day SOFR Annual 1.24% Annual N/A 12/20/31 USD 2,790 (19,651) — (19,651)
1 day SOFR Annual 1.25% Annual N/A 12/20/31 USD 2,790 (17,527) — (17,527)
1 day SOFR Annual 1.20% Annual N/A 12/21/31 USD 6,260 (69,902) — (69,902)
1 day SOFR Annual 1.21% Annual N/A 12/21/31 USD 5,565 (55,789) — (55,789)
1 day SOFR Annual 1.19% Annual N/A 12/22/31 USD 2,783 (32,350) — (32,350)
1.30% Annual 1 day SOFR Annual N/A 12/24/31 USD 5,760 8,623 — 8,623
1.31% Annual 1 day SOFR Annual N/A 12/28/31 USD 5,560 1,616 — 1,616
1.36% Annual 1 day SOFR Annual N/A 12/31/31 USD 2,768 (10,306) — (10,306)
1.37% Annual 1 day SOFR Annual N/A 12/31/31 USD 2,740 (12,676) — (12,676)
1.35% Annual 1 day SOFR Annual 01/03/22
(a)
01/03/32 USD 2,781 (9,048) — (9,048)
1.31% Annual 1 day SOFR Annual 01/04/22
(a)
01/04/32 USD 2,781 — — —
1.31% Annual 1 day SOFR Annual 01/26/22
(a)
01/26/32 USD 6,521 12,151 — 12,151
3 month LIBOR Quarterly 1.78% Semi-Annual 01/26/22
(a)
01/26/32 USD 9,080 150,044 — 150,044
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 3,960 (3,184) — (3,184)
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 7,920 13,707 — 13,707
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 10,390 41,583 — 41,583
3 month LIBOR Quarterly 1.67% Semi-Annual 08/06/24
(a)
08/06/34 USD 14,850 (197,392) — (197,392)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 441,435 — 441,435
1.47% Annual 1 day SOFR Annual 03/31/22
(a)
05/15/47 USD 5,780 30,752 — 30,752
1.64% Annual 1 day SOFR Annual 03/31/22
(a)
05/15/47 USD 23,330 (703,177) (156,585) (546,592)
1 day SOFR Annual 1.36% Annual 03/31/22
(a)
05/15/47 USD 11,320 (325,408) — (325,408)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (406,680) — (406,680)
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 3,135 118,185 — 118,185
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 1,568 72,020 — 72,020
3 month LIBOR Quarterly 2.00% Semi-Annual N/A 04/22/51 USD 370 24,698 — 24,698
3 month LIBOR Quarterly 1.90% Semi-Annual N/A 06/11/51 USD 3,360 136,453 — 136,453
1 day SOFR Annual 1.39% Annual N/A 12/15/51 USD 2,220 (37,769) — (37,769)
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 590,879 — 590,879
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 634,539 — 634,539

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 $ 859,725 $ — $ 859,725
$ 3,494,119 $ (161,785) $ 3,655,904
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty Insurance
Company ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 $ (26,916) $ 27,319 $ (54,235)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 BBB- USD 15,005 $ 245,109 $ (567,305) $ 812,414
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05%
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,460,073,105 $ 11,290,503 $ 1,471,363,608
Corporate Bonds
Aerospace & Defense .................................... — 23,693,055 — 23,693,055
Airlines .............................................. — 16,278,415 — 16,278,415
Auto Components ...................................... — 15,299,055 — 15,299,055
Automobiles .......................................... — 95,971,501 — 95,971,501
Banks ............................................... — 525,472,889 — 525,472,889
Beverages ........................................... — 12,595,277 — 12,595,277
Biotechnology ......................................... — 22,944,736 — 22,944,736
Building Products ....................................... — 4,149,671 — 4,149,671
Capital Markets ........................................ — 161,240,895 — 161,240,895
Chemicals ............................................ — 50,640,799 — 50,640,799
Commercial Services & Supplies ............................. — 21,727,337 — 21,727,337
Communications Equipment ................................ — 6,613,927 — 6,613,927
Construction & Engineering ................................ — 10,700,406 — 10,700,406
Construction Materials .................................... — 3,339,749 — 3,339,749
Consumer Finance ...................................... — 198,261,127 — 198,261,127
Containers & Packaging .................................. — 52,131,522 — 52,131,522
Diversified Consumer Services .............................. — 3,223,106 — 3,223,106
Diversified Financial Services ............................... — 33,704,399 — 33,704,399
Diversified Telecommunication Services ........................ — 53,487,410 — 53,487,410
Electric Utilities ........................................ — 104,430,136 — 104,430,136
Electrical Equipment ..................................... — 5,872,903 — 5,872,903
Electronic Equipment, Instruments & Components ................. — 20,221,223 — 20,221,223
Energy Equipment & Services .............................. — 6,306,283 — 6,306,283
Entertainment ......................................... — 3,053,490 — 3,053,490
Equity Real Estate Investment Trusts (REITs) .................... — 115,803,617 — 115,803,617
Food & Staples Retailing .................................. — 12,411,889 — 12,411,889
Food Products ......................................... — 23,745,982 — 23,745,982
Gas Utilities ........................................... — 11,340,126 — 11,340,126
Health Care Equipment & Supplies ........................... — 24,799,112 — 24,799,112

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 48,335,336 $ — $ 48,335,336
Health Care Technology .................................. — 1,834,552 — 1,834,552
Hotels, Restaurants & Leisure .............................. — 48,597,140 — 48,597,140
Household Durables ..................................... — 23,526,074 — 23,526,074
Household Products ..................................... — 600,273 — 600,273
Independent Power and Renewable Electricity Producers ............ — 10,879,529 — 10,879,529
Industrial Conglomerates .................................. — 4,173,108 — 4,173,108
Insurance ............................................ — 16,640,340 — 16,640,340
Interactive Media & Services ............................... — 14,829,491 — 14,829,491
IT Services ........................................... — 34,245,328 — 34,245,328
Life Sciences Tools & Services .............................. — 5,508,121 — 5,508,121
Machinery ............................................ — 28,504,423 — 28,504,423
Media ............................................... — 72,501,393 — 72,501,393
Metals & Mining ........................................ — 24,209,403 — 24,209,403
Mortgage Real Estate Investment Trusts (REITs) .................. — 77,625 — 77,625
Multi-Utilities .......................................... — 11,973,608 — 11,973,608
Oil, Gas & Consumable Fuels ............................... — 189,911,624 — 189,911,624
Paper & Forest Products .................................. — 909,450 — 909,450
Pharmaceuticals ....................................... — 29,716,357 — 29,716,357
Professional Services .................................... — 30,786,776 — 30,786,776
Real Estate Management & Development ....................... — 75,822,548 — 75,822,548
Road & Rail ........................................... — 37,391,888 — 37,391,888
Semiconductors & Semiconductor Equipment .................... — 38,330,303 — 38,330,303
Software ............................................. — 55,834,342 — 55,834,342
Specialty Retail ........................................ — 7,141,027 — 7,141,027
Technology Hardware, Storage & Peripherals .................... — — 4,110,666 4,110,666
Textiles, Apparel & Luxury Goods ............................ — 1,951,881 — 1,951,881
Thrifts & Mortgage Finance ................................ — 9,361,843 4,436,475 13,798,318
Tobacco ............................................. — 57,325,661 — 57,325,661
Trading Companies & Distributors ............................ — 39,575,994 — 39,575,994
Transportation Infrastructure ............................... — 14,680,884 — 14,680,884
Wireless Telecommunication Services ......................... — 45,092,301 — 45,092,301
Floating Rate Loan Interests ................................. — 34,627 — 34,627
Foreign Agency Obligations ................................. — 62,072,896 — 62,072,896
Foreign Government Obligations .............................. — 122,585,212 — 122,585,212
Investment Companies .................................... 158,841,000 — — 158,841,000
Non-Agency Mortgage-Backed Securities ........................ — 933,677,958 — 933,677,958
U.S. Government Sponsored Agency Securities .................... — 443,493,420 — 443,493,420
U.S. Treasury Obligations ................................... — 2,356,547,568 — 2,356,547,568
Short-Term Securities
Commercial Paper ....................................... — 205,634,165 — 205,634,165
Money Market Funds ...................................... 155,779,750 — — 155,779,750
Repurchase Agreements ................................... — 140,000,000 — 140,000,000
Options Purchased
Interest rate contracts ...................................... 195,938 32,747,238 — 32,943,176
$ 314,816,688 $ 8,376,594,849 $ 19,837,644 $ 8,711,249,181
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 812,414 $ — $ 812,414
Foreign currency exchange contracts ............................ — 35,711 — 35,711
Interest rate contracts ....................................... 1,922,343 16,261,801 — 18,184,144
Liabilities
Credit contracts ........................................... — (890,956) — (890,956)
Foreign currency exchange contracts ............................ — (4,066,942) — (4,066,942)
Interest rate contracts ....................................... (6,239,533) (61,541,569) — (67,781,102)
$ (4,317,190) $ (49,389,541) $ — $ (53,706,731)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.